                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-17217


EQ Advisors Trust(SM)

PROSPECTUS DATED MAY 1, 2003
--------------------------------------------------------------------------------

This Prospectus describes the thirty-three (33) Portfolios* offered by EQ Advisors Trust and the Class IA shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.


             DOMESTIC PORTFOLIOS                       INTERNATIONAL STOCK PORTFOLIOS
-------------------------------------------   -----------------------------------------------
             EQ/Aggressive Stock                          EQ/Alliance International
          EQ/Alliance Common Stock                     EQ/Capital Guardian International
        EQ/Alliance Growth and Income                     EQ/Emerging Markets Equity
         EQ/Alliance Premier Growth                     EQ/Putnam International Equity
        EQ/Alliance Small Cap Growth
           EQ/Alliance Technology                         FIXED INCOME PORTFOLIOS
       EQ/Bernstein Diversified Value         -----------------------------------------------
       EQ/Calvert Socially Responsible        EQ/Alliance Intermediate Government Securities
        EQ/Capital Guardian Research                     EQ/Alliance Quality Bond
       EQ/Capital Guardian U.S. Equity                         EQ/High Yield
             EQ/Equity 500 Index                         EQ/J.P. Morgan Core Bond
             EQ/Evergreen Omega                               EQ/Money Market
                EQ/FI Mid Cap
          EQ/FI Small/Mid Cap Value                      BALANCED/HYBRID PORTFOLIO
          EQ/Janus Large Cap Growth           -----------------------------------------------
          EQ/Lazard Small Cap Value                             EQ/Balanced
              EQ/Marsico Focus
        EQ/Mercury Basic Value Equity
      EQ/MFS Emerging Growth Companies
           EQ/MFS Investors Trust
       EQ/Putnam Growth & Income Value
              EQ/Putnam Voyager
           EQ/Small Company Index

 * Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.
--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY PORTFOLIO'S SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Version 18

                                                               EQ Advisors Trust

Overview
--------------------------------------------------------------------------------

EQ ADVISORS TRUST

EQ Advisors Trust (the "Trust") is a family of thirty-four (34) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA shares of thirty-three (33) of the Trust's Portfolios. Each Portfolio is a diversified Portfolio, except for the EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable"), other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

Equitable, through its AXA Funds Management Group unit (the "Manager"), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisers (the "Advisers"). Information regarding the Manager and the Advisers is included under "Management of the Trust" and "About the Investment Portfolios" in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the "Multi-Manager Order"). The Manager also may allocate a Portfolio's assets to additional Advisers subject to approval of the Trust's Board of Trustees. In such circumstances, shareholders would receive notice of such action.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.


2 OVERVIEW                                                   EQ Advisors Trust

Table of contents
--------------------------------------------------------------------------------

 1.  ABOUT THE INVESTMENT PORTFOLIOS                      4
-----------------------------------------------------------
   DOMESTIC PORTFOLIOS                                    5
      EQ/Aggressive Stock                                 5
      EQ/Alliance Common Stock                            8
      EQ/Alliance Growth and Income                      10
      EQ/Alliance Premier Growth                         12
      EQ/Alliance Small Cap Growth                       14
      EQ/Alliance Technology                             16
      EQ/Bernstein Diversified Value                     18
      EQ/Calvert Socially Responsible                    20
      EQ/Capital Guardian Research                       23
      EQ/Capital Guardian U.S. Equity                    25
      EQ/Equity 500 Index                                27
      EQ/Evergreen Omega                                 29
      EQ/FI Mid Cap                                      31
      EQ/FI Small/Mid Cap Value                          33
      EQ/Janus Large Cap Growth                          35
      EQ/Lazard Small Cap Value                          37
      EQ/Marsico Focus                                   39
      EQ/Mercury Basic Value Equity                      41
      EQ/MFS Emerging Growth Companies                   43
      EQ/MFS Investors Trust                             45
      EQ/Putnam Growth & Income Value                    47
      EQ/Putnam Voyager                                  49
      EQ/Small Company Index                             51
   INTERNATIONAL STOCK PORTFOLIOS                        53
      EQ/Alliance International                          53
      EQ/Capital Guardian International                  55
      EQ/Emerging Markets Equity                         57
      EQ/Putnam International Equity                     59
   FIXED INCOME PORTFOLIOS                               61
      EQ/Alliance Intermediate Government Securities     61
      EQ/Alliance Quality Bond                           64
      EQ/High Yield                                      66
      EQ/J.P. Morgan Core Bond                           69
      EQ/Money Market                                    71
   BALANCED/HYBRID PORTFOLIO                             73
      EQ/Balanced                                        73

 2. MORE INFORMATION ON PRINCIPAL RISKS AND
    BENCHMARKS                                           76
-----------------------------------------------------------
    Principal Risks                                      76
    Benchmarks                                           80
 3. MANAGEMENT OF THE TRUST                              82
-----------------------------------------------------------
    The Trust                                            82
    The Manager                                          82
    Management Fees                                      82
    Expense Limitation Agreement                         83
 4. FUND DISTRIBUTION ARRANGEMENTS                       84
-----------------------------------------------------------
 5. BUYING AND SELLING SHARES                            85
-----------------------------------------------------------
 6. HOW PORTFOLIO SHARES ARE PRICED                      86
-----------------------------------------------------------
 7. DIVIDENDS AND OTHER DISTRIBUTIONS AND
    TAX CONSEQUENCES                                     87
-----------------------------------------------------------
 8. FINANCIAL HIGHLIGHTS                                 88
-----------------------------------------------------------


EQ Advisors                                               TABLE OF CONTENTS  3

1. About the investment portfolios
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

Please note that:

o A fuller description of each of the principal risks and of the benchmarks is included in the section "More Information on Principal Risks and Benchmarks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.


4 ABOUT THE INVESTMENT PORTFOLIOS                            EQ Advisors Trust

DOMESTIC PORTFOLIOS

EQ/AGGRESSIVE STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.

Under normal circumstances, the Portfolio, as a whole, invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks. The Portfolio invests primarily in securities of large cap growth companies, although the Manager has designated that certain discrete portions of the Portfolio are to be invested primarily in the common stocks of companies of small or medium market capitalizations. Certain of the Advisers to the Portfolio may invest their allocated portions of the Portfolio in a relatively small number of intensively researched companies. The Portfolio will place an emphasis on identifying securities of companies whose above-average prospective earnings growth is not fully reflected, in the view of the Advisers, in current market valuations.

The Portfolio may also invest in companies in cyclical industries, emerging growth companies, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies whose growth prospects are not recognized by the market and less widely known companies. For purposes of this Portfolio, emerging growth companies may include those that an Adviser believes are early in their life cycle but have the potential to become major enterprises and those whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

The Portfolio may invest up to 25% of its total assets in foreign securities and may also make use of various other investment strategies (e.g., investments in debt securities, making secured loans of its portfolio securities). The Portfolio may also use derivatives, including writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, or it appears that the Portfolio's investment objective will not be achieved primarily through investments in common stocks, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and options for hedging purposes. The Portfolio may also make temporary investments in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents, including high-quality money market instruments for liquidity or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Liquidity Risk

     o Multiple-Adviser Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Aggressive Stock Portfolio) managed by Alliance using the same investment objective for the Portfolio and an investment strategy of investing in small-mid cap companies. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Aggressive Stock Portfolio whose inception date is January 27, 1986. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until May 1, 2000, Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Advisers in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS  5

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


16.8%   -3.8%   31.6%   22.2%   10.9%   0.3%   18.84%  -13.13% -24.99% -28.68%
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002


-------------------------------------------------------------------------------
    Best quarter (% and time period)   Worst quarter (% and time period)
    26.11% (1998 4th Quarter)          (27.19)% (1998 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                  ONE YEAR        FIVE YEARS      TEN YEARS
-------------------------------------------------------------------------------
 EQ/Aggressive Stock Portfolio
   - Class IA Shares              (28.68)%         (11.15)%         1.04%
-------------------------------------------------------------------------------
 Russell 3000 Growth
   Index*                         (28.03)%          (4.11)%         6.30%
-------------------------------------------------------------------------------

* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Aggressive Stock Portfolio                     Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                    0.63%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
-------------------------------------------------------------------------------
 Other Expenses                                    0.08%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.71%
-------------------------------------------------------------------------------

* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.66%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 73
-------------------------------------------------------------------------------
 3 Years         $227
-------------------------------------------------------------------------------
 5 Years         $395
-------------------------------------------------------------------------------
 10 Years        $883
-------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO


In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., Marsico Capital Management, LLC, MFS Investment Management and Provident Investment Counsel, Inc. have been selected by the Manager to serve as Advisers for this Portfolio. New or additional Advisers may be added in the future.


The Manager allocates the assets of the Portfolio and all daily cash inflows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a periodic basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).


ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Until May 1, 2000, Alliance Capital was the exclusive Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


     Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit.


6 ABOUT THE INVESTMENT PORTFOLIOS                            EQ Advisors Trust

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico was added as an Adviser to the Portfolio on February 1, 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans.


     THOMAS F. MARSICO and JAMES A. HILLARY are principally responsible for the day-to-day management of the Portfolio's assets allocated to Marsico. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary is a portfolio manager and senior analyst with Marsico. He has been with Marsico since 1997.


MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS was added as an Adviser to the Portfolio on May 1, 2000. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.


     The portion of assets allocated to MFS is managed by a team of portfolio managers.

PROVIDENT INVESTMENT COUNSEL, INC. ("Provident"), 300 North Lake Avenue, Pasadena, California 91101. Provident was added as an Adviser to the Portfolio on February 1, 2001. Provident manages domestic investment portfolios for corporate, government, mutual fund and individual clients.

     A team of investment professionals of Provident is primarily responsible for the day-to-day management of the portion of the Portfolio's assets allocated to Provident.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS  7

EQ/ALLIANCE COMMON STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.


THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts may be invested in stocks that are traded over-the-counter. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The growth portion of the Portfolio favors companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Portfolio seeks to identify such companies at an early stage. The value portion of the Portfolio focuses on identifying companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser's research suggests will be temporary. In seeking such companies, the Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts.

Although it does not expect to do so ordinarily, when business or financial conditions warrant, the Portfolio may assume a temporary defensive position and invest in high-grade, short-term, fixed-income securities (which may include U.S. Government securities) or hold its assets in cash. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Equity Risk

     o Foreign Securities Risk

     o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.




-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


24.8%   -2.1%   32.5%   24.3%   29.4%   29.4%  25.19% -14.03% -10.50%  -33.15%
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 28.39% (1998 4th Quarter)           (19.29)% (2002 2nd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                   ONE YEAR       FIVE YEARS     TEN YEARS
-------------------------------------------------------------------------------
 EQ/Alliance Common Stock
   Portfolio - Class IA Shares     (33.15)%         (3.57)%        8.03%
-------------------------------------------------------------------------------
 S&P 500 Index*                    (22.09)%         (0.58)%        9.34%
-------------------------------------------------------------------------------

* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


8 About the investment portfolios                            EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance Common Stock Portfolio                Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.48%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.06%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.54%
-------------------------------------------------------------------------------

  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.49%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 55
-------------------------------------------------------------------------------
 3 Years         $173
-------------------------------------------------------------------------------
 5 Years         $302
-------------------------------------------------------------------------------
 10 Years        $677
-------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS  9

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of "blue chip" companies, although the Portfolio also may invest in fixed-income and convertible securities. The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. "Blue chip" issuers are those:

o    that have a market capitalization of at least $1 billion;

o whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, B or B+) or Moody's (i.e., high grade, investment grade, upper medium grade or medium grade) or, if unrated, is determined to be of comparable quality by the Adviser.

The Portfolio may also invest in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (so-called "junk bonds") (i.e., rated BB or lower by S&P or Ba or lower by Moody's, or, if unrated, determined by the Adviser to be of comparable quality).

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Convertible Securities Risk

     o    Derivatives Risk

     o    Equity Risk

     o    Fixed Income Risk

               Junk Bond and Lower Rated Securities Risk

     o    Foreign Securities Risk

     o    Leveraging Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Growth and Income Portfolio whose inception date is October 1, 1993. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.




Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

-0.6%   24.1%   20.1%   26.9%   20.9%  18.66%   8.95%  -1.30%  -21.03%
1994    1995    1996    1997    1998    1999    2000    2001    2002

-------------------------------------------------------------------------------
  Best quarter (% and time period)   Worst quarter (% and time period)
  26.29% (1998 4th Quarter)          (17.09)% (2002 3rd Quarter)
-------------------------------------------------------------------------------

10 ABOUT THE INVESTMENT PORTFOLIOS            EQ Advisors Trust

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                    SINCE
                                    ONE YEAR       FIVE YEARS     INCEPTION
-------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
    Portfolio - Class IA Shares     (21.03)%         4.01%          9.32%
-------------------------------------------------------------------------------
 Russell 1000 Value Index*          (15.52)%         1.16%          9.70%
-------------------------------------------------------------------------------

  * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance Growth and Income Portfolio           Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.58%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.06%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.64%
-------------------------------------------------------------------------------

  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.60%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 65
-------------------------------------------------------------------------------
 3 Years         $205
-------------------------------------------------------------------------------
 5 Years         $357
-------------------------------------------------------------------------------
 10 Years        $798
-------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

PAUL RISSMAN and ARYEH GLATTER are principally responsible for the day-to-day management of the Portfolio. Mr. Rissman has been a portfolio manager to the Portfolio since 1996. Mr. Rissman, an Executive Vice President of Alliance Capital, has been associated with Alliance Capital since 1989. Mr. Glatter, Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1993.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  11

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 80% of its total assets) in equity securities of a limited number of large, carefully selected high-quality United States companies that the Adviser believes are likely to achieve superior earnings growth. The Portfolio is diversified for purposes of the Investment Company Act of 1940 ("1940 Act"), however it is still relatively concentrated. The Adviser selects the Portfolio's investments from a research universe of more than 500 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.


Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio generally becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio generally becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.


The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500.


The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.


The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.


For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."


     o Convertible Securities Risk

     o Derivatives Risk

     o Equity Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

       -18.15%         -23.83%         -31.02%
        2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period):     Worst quarter (% and time period):
 10.53% (2001 4th Quarter)             (19.69)% (2001 3rd Quarter)
-------------------------------------------------------------------------------

12 ABOUT THE INVESTMENT PORTFOLIOS            EQ Advisors Trust

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                               SINCE
                                            ONE YEAR         INCEPTION
-------------------------------------------------------------------------------
 EQ/Alliance Premier Growth Portfolio
  - Class IA Shares                           (31.02)%         (16.66)%
-------------------------------------------------------------------------------
 Russell 1000 Growth Index*                   (27.88)%         (14.75)%
-------------------------------------------------------------------------------

 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance Premier Growth Portfolio                Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                       0.90%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
-------------------------------------------------------------------------------
 Other Expenses                                       0.09%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            0.99%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.09)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.90%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.89%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
              CLASS IA
               SHARES
-------------------------------------------------------------------------------
 1 Year       $   92
-------------------------------------------------------------------------------
 3 Years      $  306
-------------------------------------------------------------------------------
 5 Years      $  538
-------------------------------------------------------------------------------
 10 Years     $1,204
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

THOMAS G. KAMP is responsible for the day-to-day management of the Portfolio. Mr. Kamp has been a portfolio manager for the Portfolio since April 1, 2003. He is a Senior Vice President of Alliance Capital and has been with Alliance since 1993.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  13

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase).

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities. For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Growth Investing Risk

     o Leveraging Risk

     o Liquidity Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for one year, five years, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



       -4.28%          27.75%          14.12%         -13.03%          -30.08%
        1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 28.16% (1999 4th Quarter)           (28.07)% (1998 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                    SINCE
                                     ONE YEAR       FIVE YEARS     INCEPTION
-------------------------------------------------------------------------------
 EQ/Alliance Small Cap
  Growth Portfolio -
  Class IA Shares                    (30.08)%        (3.22)%        1.29%
-------------------------------------------------------------------------------
 Russell 2500 Growth Index*          (29.09)%        (3.19)%        0.97%
-------------------------------------------------------------------------------

 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


14 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth Portfolio            Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.75%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.08%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.83%
-------------------------------------------------------------------------------

  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.81%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year       $   85
-------------------------------------------------------------------------------
 3 Years      $  265
-------------------------------------------------------------------------------
 5 Years      $  460
-------------------------------------------------------------------------------
 10 Years     $1,025
-------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

BRUCE ARONOW has been responsible for the day-to-day management of the Portfolio since February 2000. Mr. Aronow is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital since January 1999. Prior thereto, he had been associated with Invesco since May 1998, and before that a Vice President of Chancellor LGT Asset Management since 1996.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  15

EQ/ALLIANCE TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital. Current income is incidental to the Portfolio's objective.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Subject to this policy, the Portfolio may invest in any company and industry and in any type of security that the Adviser believes has the potential for capital appreciation, including well-known, established companies or new or unseasoned companies.

The Portfolio normally will have substantially all its assets invested in equity securities, but it may also invest in debt securities that offer an opportunity for price appreciation. The Portfolio may invest in both listed and unlisted U.S. securities and may invest up to 25% of its total assets in foreign securities, including depositary receipts. Although current income is only an incidental consideration, the Portfolio may seek income by writing listed call options.

The Portfolio also may:

o write covered call options on its portfolio securities of up to 15% of its total assets and may purchase exchange-traded call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o    invest up to 10% of its total assets in warrants; and

o    make loans of its portfolio securities of up to 33.3% of its total assets.

When market or financial conditions warrant, the Portfolio may invest for temporary or defensive purposes, without limit, in preferred stocks, investment grade or corporate fixed income securities, including U.S. Government securities, qualifying bank high quality money market instruments, including prime commercial paper and other types of short-term fixed income securities. These temporary investments may also include short-term, foreign currency-denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk
     o Equity Risk
     o Fixed Income Securities Risk
     o Foreign Securities Risk
     o Growth Investing Risk
     o Sector Risk
     o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is May 1, 2000. The table shows the Portfolio's average annual total returns for one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


                        -24.24%        -40.51%
                         2001           2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 34.57% (2001 4th Quarter)           (34.95)% (2001 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                               SINCE
                                            ONE YEAR         INCEPTION
-------------------------------------------------------------------------------
 EQ/Alliance Technology Portfolio
 - Class IA Shares                          (40.51)%         (36.23)%
-------------------------------------------------------------------------------
 Russell 1000 Technology Index*,**          (38.51)%         (39.50)%
-------------------------------------------------------------------------------
 Russell 1000 Index*                        (21.65)%         (16.06)%
-------------------------------------------------------------------------------

 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."
** We believe that this index reflects more closely the market sectors in which the Portfolio invests.


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


16 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance Technology Portfolio                    Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                            0.90%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)             None
-------------------------------------------------------------------------------
 Other Expenses                                            0.10%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                 1.00%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                   (0.10)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**           0.90%
-------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.88%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $   92
-------------------------------------------------------------------------------
 3 Years      $  308
-------------------------------------------------------------------------------
 5 Years      $  542
-------------------------------------------------------------------------------
 10 Years     $1,214
-------------------------------------------------------------------------------





WHO MANAGES THE PORTFOLIO


ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


GERALD MALONE is principally responsible for the day-to-day management of the Portfolio. Mr. Malone, a Senior Vice President of Alliance Capital, has been associated with Alliance since 1992. Mr. Malone is a Chartered Financial Analyst.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  17

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of relatively large capitalization domestic companies that the Adviser believes are inexpensively priced relative to the return on total capital or equity. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks.

In managing the Portfolio, the Adviser uses a value-oriented, "bottom-up" approach (individual stock selection) to find companies that have:

o low price to earnings ratios;

o high yield;

o unrecognized assets;

o the possibility of management change; and/or

o the prospect of improved profitability.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody's.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its Portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility.

When market or financial conditions warrant, the Portfolio may invest, without limit, in money market securities for temporary or defensive purposes. Such investment strategies could have the effect of reducing the benefit of any upswing in the market. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the annual total return for the Portfolio's Class IA shares for 2002, the Class IA shares' first full calendar year of operations. The inception date for the Portfolio's Class IA shares is May 18, 2001. The table below shows the Portfolio's average annual total returns for the past one year, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



                               -13.42%
                                2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 10.05% (2002 4th Quarter)            (18.20)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                         SINCE
                                       ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
 Portfolio - Class IA Shares            (13.42)%         (9.28)%
-------------------------------------------------------------------------------
 Russell 1000 Value Index**             (15.52)%        (13.82)%
-------------------------------------------------------------------------------

*  Class IA shares commenced operations on May 18, 2001.
** For more information on this index, see the following section "More
   Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


18 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value Portfolio            Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.65%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.08%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.73%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.03)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.70%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


-------------------------------------------------------------------------------
                CLASS IA
                 SHARES
-------------------------------------------------------------------------------
 1 Year          $ 71
-------------------------------------------------------------------------------
 3 Years         $230
-------------------------------------------------------------------------------
 5 Years         $403
-------------------------------------------------------------------------------
 10 Years        $903
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105. Alliance Capital has been the Adviser to the Portfolio since March 1, 2001. Alliance Capital, through its Bernstein Investment Research and Management Unit ("Bernstein") manages the Portfolio.

Bernstein's field of expertise is the value style of investment management. Bernstein's approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security's current price and its normal or long-term earnings power as determined by its investment research.

MARILYN G. FEDAK and STEVEN PISARKIEWICZ have been principally responsible for the day-to-day management of the Portfolio since March 1, 2001. Ms. Fedak, Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group, has been with Bernstein since 1984. Mr. Pisarkiewicz is Chief Investment Officer of Structured Equity Services and has been with Bernstein since 1989.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  19

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of medium to large U.S. companies that meet both investment and social criteria. The practical application of this strategy involves Calvert and Brown Capital using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company's performance on a variety of social issues is accomplished. The financial analysis is done by Brown Capital's Mid/large Investment team. Calvert's in-house Social Research Department conducts the analysis of each company's societal impact.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility. More than a matter of "doing the right thing," it also makes good business sense.

-------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having market capitalizations greater than $1 billion are considered medium to large companies.

-------------------------------------------------------------------------------

INVESTMENT CRITERIA: Brown Capital's investment process balances the growth potential of investments with the price or value of the investment in order to identify stocks that offer above average growth potential at reasonable prices. Brown Capital evaluates each stock in terms of its growth potential, the return on risk-free investments, and the specific risk features of the company to determine the reasonable price for the stock.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets).

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

SOCIAL CRITERIA: Calvert analyzes investments from a social perspective. Calvert's in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations, and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

o deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters;

o manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans;

o negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the U.S. Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Portfolio considers both unionized and non-union firms with good labor relations; and

o foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio will not invest in companies that Calvert determines to be significantly engaged in:

o    production of or the manufacture of equipment to produce nuclear energy;

o    business activities in support of repressive regimes;

o    manufacture of weapon systems;

o    manufacture of alcoholic beverages or tobacco products;

o    operation of gambling casinos; or

o    a pattern and practice of violating the rights of indigenous people.




THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Growth Investing Risk

     o Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing


20 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust
in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


               -2.87%          -14.74%         -26.41%
                2000            2001            2002
-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.47% (2001 4th Quarter)            (19.77)% (2001 3rd Quarter)
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                    SINCE
                                                   ONE YEAR       INCEPTION
-------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible Portfolio
 - Class IB Shares                                 (26.41)%         (11.86)%
-------------------------------------------------------------------------------
 Russell 3000 Index**                              (21.54)%          (9.08)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class
    IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


-------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
           (expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible Portfolio           Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                             0.65%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)              None
-------------------------------------------------------------------------------
 Other Expenses                                             1.17%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                  1.82%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                    (1.02)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**            0.80%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.70%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $   81
-------------------------------------------------------------------------------
 3 Years      $  469
-------------------------------------------------------------------------------
 5 Years      $  882
-------------------------------------------------------------------------------
 10 Years     $2,034
-------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since it commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio's investments. As of December 31, 2002, Calvert had $8.5 billion in assets under management.



EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  21

BROWN CAPITAL MANAGEMENT, INC. ("Brown Capital"), 1201 North Calvert Street, Baltimore, Maryland 21201. Brown Capital initially identifies potential investments for the Portfolio, which are then promptly screened by Calvert using the Portfolio's social criteria.

EDDIE C. BROWN, founder and President of Brown Capital, heads the management team for the Portfolio. He has over 25 years of investment management experience, and has held positions with T. Rowe Price Associates, Inc. and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.



22 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio invests in dynamic, growing companies that the Adviser believes have strong balance sheets; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.


The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities).


When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Equity Risk

 o Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999.The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------




[GRAPHIC OMITTED]


                5.92%          -2.04%          -24.62%
                2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter:                        Worst quarter:
 14.92% (2001 4th Quarter)            (18.37)% (2002 3rd Quarter)
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                 SINCE
                                               ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/Capital Guardian Research Portfolio
 - Class IB Shares                              (24.62)%         (4.71)%
-------------------------------------------------------------------------------
 S&P 500 Index**                                (22.09)%         (9.53)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Capital Guardian Research Portfolio              Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.65%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.16%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.81%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.11)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.70%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capi-


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  23
     talized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.18%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



                CLASS IA
                 SHARES
-------------------------------------------------------------------------------
 1 Year          $ 71
-------------------------------------------------------------------------------
 3 Years         $247
-------------------------------------------------------------------------------
 5 Years         $438
-------------------------------------------------------------------------------
 10 Years        $990
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations.

The Portfolio is managed by a group of investment research professionals, led by the Research Portfolio Coordinator, each of whom has investment discretion over a segment of the total Portfolio. The size of each segment will vary over time and may be based upon: (1) the level of conviction of specific research professionals as to their designated sectors; (2) industry weights within the relevant benchmark for the Portfolio; and (3) the judgment of the Research Portfolio Coordinator in assessing the level of conviction of research professionals compared to industry weights within the relevant benchmark. Sectors may be overweighted relative to their benchmark weighting if there is a substantial number of stocks that are judged to be attractive based on the research professionals' research in that sector, or may be underweighted if there are relatively fewer stocks viewed to be attractive in the sector. The Research Portfolio Coordinator also coordinates the cash holdings of the Portfolio.



24 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio strives to accomplish its investment objectives through constant supervision, careful securities selection and broad diversification.


Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation. The Portfolio invests in dynamic, growing companies that the Adviser believes have strong balance sheets; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.


The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). These securities may include American Depositary Receipts.


When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


                3.56%          -2.01%          -23.68%
                2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.73% (2001 4th Quarter)            (19.20)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                     SINCE
                                                   ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity Portfolio
 - Class IB Shares                                 (23.68)%         (5.78)%
-------------------------------------------------------------------------------
 S&P 500 Index**                                   (22.09)%         (9.53)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  25

-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity Portfolio           Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.65%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.12%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.77%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.07)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.70%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.66%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 71
-------------------------------------------------------------------------------
 3 Years         $239
-------------------------------------------------------------------------------
 5 Years         $421
-------------------------------------------------------------------------------
 10 Years        $947
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations.

The day-to-day investment management decisions for the Portfolio are made by a team of portfolio managers at Capital Guardian.


26 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/EQUITY 500 INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index ("S&P 500").

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.
Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio's total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Index-Fund Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last eight calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



36.5%      22.4%     32.6%     28.1%     20.4%     -9.6%   -11.95%     -22.19%
1995       1996      1997      1998      1999      2000      2001       2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 21.15% (1998 4th Quarter)           (17.26)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                    SINCE
                                    ONE YEAR       FIVE YEARS     INCEPTION
 EQ/Equity 500 Index Portfolio -
   Class IA Shares                  (22.19)%         (0.91)%        8.98%
-------------------------------------------------------------------------------
 S&P 500 Index*                     (22.09)%         (0.58)%        9.37%
-------------------------------------------------------------------------------

* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  27

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Equity 500 Index Portfolio                     Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.25%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.07%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses               0.32%
-------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 33
-------------------------------------------------------------------------------
 3 Years         $103
-------------------------------------------------------------------------------
 5 Years         $180
-------------------------------------------------------------------------------
 10 Years        $406
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


28 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/EVERGREEN OMEGA PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser's active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser's investment decisions.


The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio's investment objective.


Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio's exposure to the market; (ii) manage cash; or (iii) attempt to increase income. The Portfolio may also borrow money for temporary defensive purposes.


In response to adverse economic, political or market conditions, the Portfolio may temporarily invest up to 100% of its assets in high quality money market instruments. This strategy is inconsistent with the Portfolio's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Portfolio Turnover Risk

     o Small-Cap And Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



        9.70%         -11.66%         -17.02%         -24.03%
        1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 12.63% (1999 4th Quarter)            (18.11)% (2001 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                          SINCE
                                        ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/Evergreen Omega Portfolio -
  Class IB Shares                       (24.03)%         (11.60)%
-------------------------------------------------------------------------------
 Russell 1000 Growth Index**            (27.88)%         (12.25)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class
    IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More
    Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  29

-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Evergreen Omega Portfolio                        Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.65%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.64%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                1.29%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.59)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.70%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.51%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $   71
-------------------------------------------------------------------------------
 3 Years      $  349
-------------------------------------------------------------------------------
 5 Years      $  647
-------------------------------------------------------------------------------
 10 Years     $1,496
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC ("Evergreen"), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States.

The Portfolio is managed by a team of portfolio management professionals from Evergreen's Large Cap Core Growth team, with team members responsible for various sectors.


30 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/FI MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio's assets primarily in common stock.

The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 or the Russell MidCap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Portfolio may also potentially invest up to 20% of its assets in companies with smaller or larger market capitalizations.

The Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Portfolio Turnover Risk

     o Mid-Cap Company Risk

     o Sector Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------



[GRAPHIC OMITTED]


                       -13.42%         -18.44%
                        2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 18.93% (2001 4th Quarter)            (22.26)% (2001 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                              SINCE
                                            ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/FI Mid Cap Portfolio - Class IB
  Shares                                    (18.44)%         (13.69)%
-------------------------------------------------------------------------------
 S&P MidCap 400 Index**                     (14.51)%          (8.57)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More information on Principal Risks and Benchmarks."


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  31

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/FI Mid Cap Portfolio                             Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                            0.70%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)             None
-------------------------------------------------------------------------------
 Other Expenses                                            0.13%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                 0.83%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                   (0.08)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**           0.75%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.66%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $   77
-------------------------------------------------------------------------------
 3 Years      $  257
-------------------------------------------------------------------------------
 5 Years      $  452
-------------------------------------------------------------------------------
 10 Years     $1,017
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, MA 02109. FMR has been the Portfolio's Adviser since the Portfolio commenced operations. As of December 31, 2002, FMR, including its affiliates, had approximately $888 billion in total assets under management.

PETER SAPERSTONE, a Portfolio Manager with FMR Co., Inc., an affiliate of FMR, is responsible for the day-to-day management of the Portfolio and is a portfolio manager for various Fidelity equity funds. Mr. Saperstone has been associated with FMR from 1995 through 2001 and with FMR Co., Inc. from 2001 to the present.


32 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio's assets primarily in common stock.

The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in securities of companies with small to medium market capitalizations. Although a universal definition of small and medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines small and medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 or the Russell 2000 Index and S&P MidCap 400 or the Russell MidCap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies who are above this level after purchase continue to have a small or medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Portfolio may also invest its assets in companies with larger capitalizations.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called "value" stocks.

The Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Portfolio, the Adviser invests for the long term and selects those securities it believes offer strong opportunity for long-term growth of capital and are attractively valued.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Portfolio Turnover Risk

     o Sector Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio's Class IA shares is November 24, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because FMR was not the Adviser to the Portfolio prior to July 24, 2000.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


        2.07%           5.48%           4.29%          -14.49%
        1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 14.93% (2001 4th Quarter)            (19.28)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  33

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                SINCE
                                              ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value Portfolio -
  Class IA Shares                              (14.49)%         (0.37)%
-------------------------------------------------------------------------------
 Russell 2500 Value Index**                     (9.87)%          7.91%
-------------------------------------------------------------------------------

 *  Class IA shares commenced operations on November 24, 1998.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value Portfolio               Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.75%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.10%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.85%
-------------------------------------------------------------------------------

* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.83%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
              CLASS IA
               SHARES
-------------------------------------------------------------------------------
 1 Year       $   87
-------------------------------------------------------------------------------
 3 Years      $  271
-------------------------------------------------------------------------------
 5 Years      $  471
-------------------------------------------------------------------------------
 10 Years     $1,049
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio's Adviser since July 24, 2000. As of December 31, 2002, FMR, including its affiliates, had approximately $888 billion in total assets under management.

ROBERT MACDONALD is the Portfolio Manager and is responsible for the day-to-day management of the Portfolio. Mr. Macdonald, Senior Vice President and Portfolio Manager, has been associated with FMR from 1985 through 2001 and with FMR Co., Inc., an affiliate of FMR, from 2001 to present.


34 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization.

The Adviser may invest substantially all of the Portfolio's assets in equity securities if the Adviser believes equity securities will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it may be invested in a limited number of companies.

-------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index are considered large capitalization companies.

-------------------------------------------------------------------------------

The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest up to 20% of the Portfolio's total assets in high-yield/high-risk bonds ("junk bonds") or lower rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such period.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Fixed Income Risk

          Credit Risk

          Junk Bond and Lower Rated Securities Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


                       -22.91%         -30.35%
                        2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 14.87% (2001 4th Quarter)            (24.26)% (2001 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                SINCE
                                               ONE YEAR       INCEPTION
-------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth Portfolio -
  Class IB Shares                              (30.35)%         (28.82)%
-------------------------------------------------------------------------------
 Russell 1000 Growth Index**                   (27.88)%         (31.84)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  35

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth Portfolio               Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                         0.90%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)          None
-------------------------------------------------------------------------------
 Other Expenses                                         0.11%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses              1.01%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                (0.11)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses          0.90%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $   92
-------------------------------------------------------------------------------
 3 Years      $  310
-------------------------------------------------------------------------------
 5 Years      $  547
-------------------------------------------------------------------------------
 10 Years     $1,225
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

JANUS CAPITAL MANAGEMENT LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts.

MARC PINTO, a Portfolio Manager with Janus, is responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.


36 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000) that the Adviser believes are inexpensively priced relative to the return on total capital or equity. The equity securities that may be purchased by the Portfolio include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants. The Portfolio will have characteristics similar to the Russell 2000 Value Index.

The Portfolio may also invest up to 20% of its assets in larger capitalization equity securities or investment grade debt securities.

-------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

-------------------------------------------------------------------------------

In selecting investments for the Portfolio, the Adviser looks for equity securities of companies that have one or more of the following characteristics:
(i) are undervalued relative to their earnings, cash flow or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price to earnings or price-to-cash flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and (vii) have a relatively short corporate history with the expectation that the business may grow.

When market or financial conditions warrant, the Portfolio may invest without limitation in short-term money market instruments or hold its assets in cash for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Focused Portfolio Risk

     o Non-Diversification Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The Portfolio's inception date was January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfomance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



    -7.03%           1.66%          18.56%          17.74%          -13.87%
     1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 19.39% (1999 2nd Quarter)            (20.10)% (1998 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS *
-------------------------------------------------------------------------------
                                                              SINCE
                                             ONE YEAR       INCEPTION
-------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value  Portfolio
 - Class IB Shares                            (13.87)%        2.59%
-------------------------------------------------------------------------------
 Russell 2000 Value Index**                   (11.42)%        2.71%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class
    IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  37

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value Portfolio                 Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.75%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.11%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.86%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.01)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.85%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 was 0.81%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $   87
-------------------------------------------------------------------------------
 3 Years      $  273
-------------------------------------------------------------------------------
 5 Years      $  476
-------------------------------------------------------------------------------
 10 Years     $1,060
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

LAZARD ASSET MANAGEMENT, LLC ("LAM"), 30 Rockefeller Plaza, New York, New York 10112. LAM has been the Adviser to the Portfolio since it commenced operations. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management.

HERBERT W. GULLQUIST and PATRICK MULLIN are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. Gullquist, a Vice-Chairman of Lazard Freres and Managing Director and Chief Investment Officer of LAM, has been with LAM since 1982 and has been managing the Portfolio since its inception. Mr. Mullin, a Director of LAM, has been with LAM since February 1998 and has been managing the Portfolio since January 2001. Prior thereto, he was associated with Target Capital Management from February 1997; and prior thereto, he was associated with Dillon, Read & Co, Inc. from September 1992.


38 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/MARSICO FOCUS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio is "non-diversified" and invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

-------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

-------------------------------------------------------------------------------

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio, the Adviser uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Adviser examines such factors as the most attractive investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies that should benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment by the Portfolio, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity and the ability to generate free cash flow); strong management; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

The Portfolio's core investments generally are well-known growth companies. However, the Portfolio's investments also typically include more aggressive growth companies and companies undergoing significant changes, for example, the introduction of a new product line, the appointment of a new management team or an acquisition. As a result, the Portfolio may invest in certain companies for relatively short-term periods. Such short-term activity may cause the Portfolio to incur higher brokerage costs, which may adversely affect the Portfolio's performance.

When market or financial conditions warrant or in the event of exceptional redemption requests, however, the Portfolio may hold cash or cash-equivalents and invest without limit in money market securities, U.S. government obligations and short-term debt securities. Under these circumstances, the Portfolio may not participate in stock market advances or declines to the same extent that it would if it remained more fully invested in common stocks. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Non-Diversification Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for 2002, the Portfolio's first full calendar year of operations. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  39

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



                               -11.51%
                                2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 4.57% (2002 1st Quarter)             (12.09)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                       SINCE
                                      ONE YEAR       INCEPTION
-------------------------------------------------------------------------------
 EQ/Marsico Focus Portfolio
   - Class IB Shares                  (11.51)%          0.59%
-------------------------------------------------------------------------------
 Russell 1000 Growth Index**          (27.88)%        (19.60)%
-------------------------------------------------------------------------------

  * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.


 ** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Marsico Focus Portfolio                          Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.90%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.18%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                1.08%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.18)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.90%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.85%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $   92
-------------------------------------------------------------------------------
 3 Years      $  325
-------------------------------------------------------------------------------
 5 Years      $  577
-------------------------------------------------------------------------------
 10 Years     $1,299
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico is a registered investment adviser formed in 1997. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans.


THOMAS F. MARSICO and JAMES A. HILLARY are principally responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997 . Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary is a portfolio manager and senior analyst with Marsico. He has been with Marsico since 1997.


40 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Portfolio chooses securities for capital appreciation that are expected to increase in value. In selecting securities, the Adviser emphasizes stocks that are undervalued, are selling at a discount, or seem capable of recovering from being temporarily out of favor. The Adviser places particular emphasis on securities with statistical characteristics associated with undervaluation.

The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:


o stocks are out of favor;

o company earnings are depressed;

o price/earnings ratios are relatively low;

o investment expectations are limited; and/or

o there is no general interest in a security or industry.


On the other hand, the Adviser believes that negative developments are more likely to occur when:

o investment expectations are high;

o stock prices are advancing or have advanced rapidly;

o price/earnings ratios have been inflated; and/or

o an industry or security continues to become popular among investors.


In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.


Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. The Adviser believes that large institutional investors may overlook these companies, making them undervalued. The Portfolio also may invest, to a limited extent, in securities issued by foreign companies.


The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

When market or financial conditions warrant, the Portfolio may invest in U.S. Government and agency securities, money market securities and other fixed income securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


     11.59%          19.00%          11.81%          5.49%          -16.68%
     1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.97% (2001 4th Quarter)            (20.46)% (2002 3rd Quarter)
-------------------------------------------------------------------------------

EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS  41

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                    SINCE
                                     ONE YEAR      FIVE YEARS     INCEPTION
-------------------------------------------------------------------------------
 EQ/Mercury Basic Value
   Equity Portfolio -
   Class IB Shares                   (16.68)%         5.47%         7.75%
-------------------------------------------------------------------------------
 Russell 1000 Value Index**          (15.52)%         1.16%         5.30%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class
    IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity Portfolio           Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.60%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.10%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.70%
-------------------------------------------------------------------------------

* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 72
-------------------------------------------------------------------------------
 3 Years         $224
-------------------------------------------------------------------------------
 5 Years         $390
-------------------------------------------------------------------------------
 10 Years        $871
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

MERCURY ADVISORS ("Mercury"), a division of Fund Asset Management,
L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, or its advisory affiliates have been the Adviser to the Portfolio since it commenced operations. Mercury, together with its investment advisory affiliates, is the world's third-largest asset management firm, with total assets under management of $460 billion as of December 31, 2002. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.

KEVIN RENDINO and ROBERT J. MARTORELLI are primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been a Managing Director of Mercury since 1997, and has been the Portfolio Manager responsible for the day-to-day management of the Portfolio since it commenced operations. Mr. Rendino was a First Vice President and Vice President of Mercury (or its predecessor) from 1993 to 1997. Mr. Martorelli has been a Managing Director of Mercury since 1997 and a co-Portfolio Manager of the Portfolio since May 2000. Mr. Martorelli was a First Vice President and Vice President of Mercury (or its predecessor) from 1987 to 1997.


42 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY
The Portfolio invests, under normal market conditions, primarily (at least 65% of its net assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

o early in their life cycle but have the potential to become major enterprises; or

o are major enterprises whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio's investments may include securities traded in the over-the-counter markets.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Adviser.

In addition, up to 25% of the Portfolio's assets may be invested in foreign securities, including those in emerging markets, or in cash and cash equivalents.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes by investing a large portion or all of its assets in cash or cash equivalents, including but not limited to obligations of banks (including, but not limited to, certificates of deposit, bankers acceptances, time deposits and repurchase agreements) commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk
          Emerging Market Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio's Class IA shares is November 24, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

                   CALENDAR YEAR ANNUAL TOTAL RETURN*

[GRAPHIC OMITTED]
74.43%     -18.56%     -33.89%      -34.15%
1999        2000        2001         2002



 Best quarter (% and time period)     Worst quarter (% and time period)
 53.01% (1999 4th Quarter)            (28.50)% (2001 3rd Quarter)


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS *
-------------------------------------------------------------------------------
                                                           SINCE
                                         ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
     Portfolio - Class IA Shares          (34.15)%         (8.40)%
-------------------------------------------------------------------------------
 Russell 3000 Growth Index**              (28.03)%         (0.17)%
-------------------------------------------------------------------------------

 *  Class IA shares commenced operations on November 24, 1998.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  43

PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies Portfolio        Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.65%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.08%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.73%
-------------------------------------------------------------------------------

  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.72%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 75
-------------------------------------------------------------------------------
 3 Years         $233
-------------------------------------------------------------------------------
 5 Years         $406
-------------------------------------------------------------------------------
 10 Years        $906
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organi-zation. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.

The Portfolio is managed by a team of portfolio managers.

44 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/MFS INVESTORS TRUST PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

-------------------------------------------------------------------------------

   For purposes of this Portfolio, the words "reasonable current income" mean moderate income.

-------------------------------------------------------------------------------

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily (at least 65% of its net assets plus borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Index.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Adviser's large group of equity research analysts.

The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depositary receipts, through which it may have exposure to foreign currencies.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes by investing a large portion or all of its assets in cash or cash equivalents, including but not limited to obligations of banks (including, but not limited to, certificates of deposit, bankers acceptances, time deposits and repurchase agreements) commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Equity Risk

 o Foreign Securities Risk

 o Growth Investing Risk

 o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

        8.76%          -0.77%         -15.97%         -21.04%
        1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 10.87% (1999 4th Quarter)            (15.37)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                SINCE
                                              ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/MFS Investors Trust Portfolio -
  Class IB Shares                             (21.04)%         (8.01)%
-------------------------------------------------------------------------------
 S&P 500 Index**                              (22.09)%         (6.77)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  45

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/MFS Investors Trust Portfolio                    Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.60%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.11%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.71%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.01)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.70%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 72
-------------------------------------------------------------------------------
 3 Years         $226
-------------------------------------------------------------------------------
 5 Years         $394
-------------------------------------------------------------------------------
 10 Years        $881
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.

The Portfolio is managed by a team of portfolio managers.

46 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital growth. Current income is a secondary objective.

THE INVESTMENT STRATEGY
The Portfolio invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income. In analyzing companies for investment, the Adviser tries to identify common stocks of companies that are significantly undervalued compared with their underlying assets or earnings potential and offer growth and current income potential.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest a portion of its assets in debt securities rated below investment grade (so-called "junk bonds"), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio's investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in cash, cash equivalents, high-quality money market instruments, debt securities, preferred stocks or other securities for temporary or defensive purposes. Such investment strategies may be inconsistent with the Portfolio's secondary investment objective of current income and could result in the Portfolio not achieving its investment objectives.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

     o Foreign Securities Risk

     o Junk Bond and Lower Rated Securities Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997.The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



    12.75%         -1.27%           6.69%          -6.73%          -19.07%
    1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.49% (1998 4th Quarter)            (18.57)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                   SINCE
                                    ONE YEAR       FIVE YEARS     INCEPTION
-------------------------------------------------------------------------------
 EQ/Putnam Growth &
   Income Value Portfolio -
   Class IB Shares                   (19.07)%        (2.16)%        0.73%
-------------------------------------------------------------------------------
 Russell 1000 Value Index**          (15.52)%         1.16%         5.30%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class
    IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  47

-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value Portfolio         Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.60%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.10%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.70%
-------------------------------------------------------------------------------

* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 72
-------------------------------------------------------------------------------
 3 Years         $224
-------------------------------------------------------------------------------
 5 Years         $390
-------------------------------------------------------------------------------
 10 Years        $871
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Large Cap Value Team has primary responsibility for the day-to-day management of the Portfolio.


48 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/PUTNAM VOYAGER PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and any increased income that results from this growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of companies with market capitalizations of $3 billion or more. The Adviser gives consideration to growth potential rather than to dividend income. Although the Portfolio primarily invests in large cap securities, it may also purchase securities of medium-sized companies having a proprietary product or profitable market niches and the potential to grow very rapidly.

The Adviser invests mostly in "growth" stocks whose earnings the Adviser believes are likely to grow faster than the economy as a whole. The Adviser evaluates a company's future earnings potential and dividends, financial strength, working assets and competitive position in its industry.


Although the Portfolio invests primarily in U.S. stocks, the Portfolio may invest without limit in securities of foreign issuers that are traded in U.S. public markets. It may also, to a lesser extent, invest in securities of foreign issuers that are not traded in U.S. public markets.

When market or financial conditions warrant, the Portfolio may invest without limit in debt securities, preferred stocks, United States Government and agency obligations, cash or money market instruments, or any other securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------



[GRAPHIC OMITTED]



     26.27%          30.24%         -17.79%         -24.42%         -26.39%
     1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 25.29% (1998 4th Quarter)            (19.95)% (2001 1st Quarter)
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                     SINCE
                                      ONE YEAR      FIVE YEARS     INCEPTION
-------------------------------------------------------------------------------
 EQ/Putnam Voyager
 Portfolio - Class IB Shares          (26.39)%        (4.09)%        0.22%
-------------------------------------------------------------------------------
 Russell 1000 Growth
 Index**                              (27.88)%        (3.84)%        0.01%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class
    IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  49

-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Putnam Voyager Portfolio                         Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.65%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.12%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.77%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.07)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.70%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.67%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 71
-------------------------------------------------------------------------------
 3 Years         $239
-------------------------------------------------------------------------------
 5 Years         $421
-------------------------------------------------------------------------------
 10 Years        $947
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Large Cap Growth Team has primary responsibility for the day-to-day management of the Portfolio.


50 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/SMALL COMPANY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index ("Russell 2000").

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as "optimization." This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio's liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio's total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio's ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Index-Fund Risk

     o Small-Cap Company Risk

PORTFOLIO PERFORMANCE
The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------


[GRAPHIC OMITTED]


    -2.27%           20.68%         -3.43%           2.12%          -20.96%
     1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 21.08% (2001 4th Quarter)            (21.52)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS *
-------------------------------------------------------------------------------
                                                             SINCE
                                            ONE YEAR       INCEPTION
-------------------------------------------------------------------------------
 EQ/Small Company Index Portfolio -
     Class IB Shares                        (20.96)%         (1.67)%
-------------------------------------------------------------------------------
 Russell 2000 Index**                       (20.48)%         (1.36)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  51

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Small Company Index Portfolio                  Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                         0.25%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)          None
-------------------------------------------------------------------------------
 Other Expenses                                         0.35%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses              0.60%
-------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
                CLASS IA
                 SHARES
-------------------------------------------------------------------------------
 1 Year          $ 61
-------------------------------------------------------------------------------
 3 Years         $192
-------------------------------------------------------------------------------
 5 Years         $335
-------------------------------------------------------------------------------
 10 Years        $750
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2, 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


52 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

INTERNATIONAL STOCK PORTFOLIOS

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or "emerging markets"), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index (Europe, Australia and the Far East) and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index.

-------------------------------------------------------------------------------

   These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

-------------------------------------------------------------------------------

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

For temporary or defensive purposes, when market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country. In addition, the Portfolio may establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

     o Foreign Securities Risk

         Currency Risk

         Emerging Market Risk

     o Growth Investing Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE
The bar chart below illustrates the Portfolio's annual total returns for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.


EQ Advisors Trust                          ABOUT THE INVESTMENT PORTFOLIOS  53

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



    9.8%      -2.98%      10.6%      37.31%    -22.77%    -22.88%    -9.84%
    1996       1997       1998       1999       2000       2001       2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 25.49% (1999 4th Quarter)           (20.46)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                               SINCE
                              ONE YEAR       FIVE YEARS      INCEPTION
-------------------------------------------------------------------------------
 EQ/Alliance International
   Portfolio - Class IA
   Shares                      (9.84)%         (3.99)%        (0.45)%
-------------------------------------------------------------------------------
 MSCI EAFE Index*             (15.94)%         (2.89)%         0.22%
-------------------------------------------------------------------------------

* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance International Portfolio                 Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                            0.82%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)             None
-------------------------------------------------------------------------------
 Other Expenses                                            0.22%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                 1.04%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                   (0.02)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**           1.02%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 0.85%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.00%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $  104
-------------------------------------------------------------------------------
 3 Years      $  329
-------------------------------------------------------------------------------
 5 Years      $  572
-------------------------------------------------------------------------------
 10 Years     $1,269
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit ("Bernstein"). This team approach pairs the growth expertise of Alliance Capital with the highly regarded members of its Value Investment Policy Group. Stephen Beinhacker and Jimmy Pang are responsible for the day-to-day management of the growth portion of the Portfolio. Mr. Beinhacker, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1997. Mr. Pang, a Vice President of Alliance Capital, has been associated with Alliance Capital since 1996. The Value Investment Policy Group is comprised of key senior investment professionals of Bernstein and it has been responsible for day-to-day management of the value portion of the Portfolio since September 1, 2001.


54 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY
The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. While the assets of the Portfolio can be invested with geographic flexibility, the Portfolio will emphasize investment in securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, warrants, rights, and non-convertible preferred stock. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody's or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk

         Currency Risk

         Emerging Market Risk

     o Growth Investing Risk

PORTFOLIO PERFORMANCE
The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


                 -19.19%         -20.89%         -15.00%
                  2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 11.07% (2001 4th Quarter)            (19.81)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                            SINCE
                                          ONE YEAR        INCEPTION
-------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Portfolio - Class IB Shares              (15.00)%         (7.00)%
-------------------------------------------------------------------------------
 MSCI EAFE Index**                         (15.94)%         (9.91)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 55

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Capital Guardian International Portfolio         Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.85%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.29%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                1.14%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.19)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.95%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.92%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
              CLASS IA
               SHARES
-------------------------------------------------------------------------------
 1 Year       $   97
-------------------------------------------------------------------------------
 3 Years      $  343
-------------------------------------------------------------------------------
 5 Years      $  608
-------------------------------------------------------------------------------
 10 Years     $1,367
-------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception.Capital Guardian has been providing investment management services since 1968.

The day-to-day investment management decisions for the Portfolio are made by a team of portfolio managers at Capital Guardian.


56 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.


THE INVESTMENT STRATEGY

The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars.

-------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

   For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

     o its principal securities trading market is in an emerging market country;
     o alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or
     o it is organized under the laws of, or has a principal office in, an emerging market country.

-------------------------------------------------------------------------------

The Adviser's investment approach combines top-down country allocation with bottom-up stock selection.


The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called "junk bonds"). The Portfolio also may, to a lesser extent, invest in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.


When market or financial conditions warrant, the Portfolio may invest in certain short- and medium-term fixed income securities of issuers other than emerging market issuers and may invest without limitation in high quality money market instruments for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

         Junk Bonds and Lower Rated Securities Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

         Currency Risk

         Emerging Market Risk

     o Liquidity Risk

     o Non-Diversification Risk

     o Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 57

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


    -27.10%          95.82%         -40.12%         -5.09%          -6.17%
     1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 49.97% (1999 4th Quarter)            (22.24)% (2001 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                  SINCE
                                  ONE YEAR      FIVE YEARS      INCEPTION
-------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
   Portfolio - Class IB Shares     (6.05)%         (5.25)%        (8.81)%
-------------------------------------------------------------------------------
 MSCI EMF Index**                  (6.17)%          4.66%         (8.50)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class
    IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Emerging Markets Equity Portfolio                Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           1.15%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.47%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                1.62%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.05)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          1.57%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.55%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.56%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $  160
-------------------------------------------------------------------------------
 3 Years      $  506
-------------------------------------------------------------------------------
 5 Years      $  876
-------------------------------------------------------------------------------
 10 Years     $1,917
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

MORGAN STANLEY INVESTMENT MANAGEMENT, INC. ("MSIM, Inc."), 1221 Avenue of the Americas, New York, NY 10020. MSIM, Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM, Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM, Inc. is a direct subsidiary of Morgan Stanley. MSIM, Inc. does business in certain instances (including its role as adviser to the Portfolio) under the name Van Kampen.

MSIM, Inc.'s Emerging Markets Equity Group has primary responsibility for the day-to-day management of the Portfolio.


58 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in a number of different countries outside the United States. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

o companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

o companies that earn 50% or more of their total revenues from business outside the U.S.;

o companies with 50% or more of their assets located in a country outside of the U.S.; and

o    companies whose securities are principally traded in foreign markets.

The Portfolio may engage in a variety of transactions using "derivatives," such as futures, options, warrants, forward and swap contracts on both securities and currencies.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies of any size although it generally will invest in large cap companies. The Adviser selects companies whose earnings it believes to be in a relatively strong growth trend or whose securities the Adviser considers to be undervalued. The Adviser considers, among other things, a company's financial strength, competitive position in its industry and projected future cash flows and earnings when deciding whether to buy or sell investments.

When market or financial conditions warrant, the Portfolio may invest, without limitation, in securities of any kind, including securities traded primarily in U.S. markets, cash and money market instruments for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk
     o Equity Risk

     o Foreign Securities Risk

         Currency Risk

         Emerging Market Risk

     o Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results .

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



    19.51%          60.24%         -12.33%         -21.55%         -16.61%
    1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter: (% and time period)    Worst quarter: (% and time period)
 36.26% (1999 4th Quarter)            (20.57)% (2002 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                                                     SINCE
                                   ONE YEAR        FIVE YEARS      INCEPTION
-------------------------------------------------------------------------------
 EQ/Putnam International Equity
   Portfolio - Class IB Shares     (16.61)%           1.89%          3.32%
-------------------------------------------------------------------------------
 MSCI EAFE Index**                 (15.94)%          (2.89)%        (2.07)%
-------------------------------------------------------------------------------

 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 59

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Putnam International Equity Portfolio            Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                           0.85%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
-------------------------------------------------------------------------------
 Other Expenses                                           0.20%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                1.05%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.05)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          1.00%
-------------------------------------------------------------------------------

  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.99%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
             CLASS IA
              SHARES
-------------------------------------------------------------------------------
 1 Year       $  102
-------------------------------------------------------------------------------
 3 Years      $  329
-------------------------------------------------------------------------------
 5 Years      $  574
-------------------------------------------------------------------------------
 10 Years     $1,277
-------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Core International Equity Team has primary responsibility for the day-to-day management of the Portfolio.


60 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

FIXED INCOME PORTFOLIOS

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

-------------------------------------------------------------------------------

   The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but not less than ten years. In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates).

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

   Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

-------------------------------------------------------------------------------

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio may also purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.


In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

o U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

o U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

o U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

o "Ginnie Maes": Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

o "Fannie Maes": The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

o "Freddie Macs": The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

o Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture.

o "Sallie Maes": The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 61
   engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon" U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

-------------------------------------------------------------------------------

   Guarantees of the Portfolio's U.S. Government Securities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.

-------------------------------------------------------------------------------

The Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"), but only if they are collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Derivatives Risk

 o Fixed Income Risk

    Asset-Backed Securities Risk

    Credit Risk

    Interest Rate Risk

    Investment Grade Securities Risk

    Mortgage-Backed Securities Risk

 o Leveraging Risk

 o Portfolio Turnover Risk

 o Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



10.6%   -4.4%   13.3%   3.8%    7.3%    7.7%    0.02%   9.27%   8.23%   8.81%
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

-------------------------------------------------------------------------------
     Best quarter (% and time period)   Worst quarter (% and time period)
     4.90% (2001 3rd Quarter)           (2.96)% (1994 1st Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                 ONE YEAR     FIVE YEARS     TEN YEARS
-------------------------------------------------------------------------------
 EQ/Alliance Intermediate
   Government Securities
   Portfolio - Class IA Shares     8.81%        6.75%          6.35%
-------------------------------------------------------------------------------
 Lehman Intermediate
   Government Bond Index*          9.64%        7.44%          6.91%
-------------------------------------------------------------------------------

* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


62 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
   Portfolio                                       Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.50%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.09%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses               0.59%
-------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
                CLASS IA
                 SHARES
-------------------------------------------------------------------------------
 1 Year          $ 60
-------------------------------------------------------------------------------
 3 Years         $189
-------------------------------------------------------------------------------
 5 Years         $329
-------------------------------------------------------------------------------
 10 Years        $738
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

The Portfolio Managers are JEFFREY S. PHLEGAR and JOHN FEINGOLD. Mr. Phlegar has been responsible for the day-to-day management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance Capital has been associated with Alliance Capital for the past five years. Mr. Feingold is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital and its predecessor, Sanford C. Bernstein & Co., Inc. since 1998. From 1993 to 1998 Mr. Feingold was associated with Jennison Associates.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 63

EQ/ALLIANCE QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody's or BBB by S&P) or in unrated fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P).

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Portfolio may also invest in foreign securities, although it will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon pay-in-kind securities, collateralized mortgage obligations, securities lending with a value of up to 50% of its total assets, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Fixed Income Risk

          Asset-Backed Securities Risk

          Credit Risk

          Interest Rate Risk

          Investment Grade Securities Risk

          Mortgage-Backed Securities Risk

          Zero Coupon and Pay-in-Kind Securities Risk

     o Foreign Securities Risk

     o Leveraging Risk

     o Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



64 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


  -5.1%    17.0%   5.4%    9.1%    8.7%   -2.00%  11.48%   8.28%   7.91%
   1994    1995    1996    1997    1998    1999    2000    2001    2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 6.19% (1995 2nd Quarter)            (4.04)% (1994 1st Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                               SINCE
                                 ONE YEAR     FIVE YEARS     INCEPTION
-------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
   Portfolio - Class IA Shares      7.91%       6.78%          6.33%
-------------------------------------------------------------------------------
 Lehman Aggregate Bond Index*      10.25%       7.55%          7.07%
-------------------------------------------------------------------------------

  * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Alliance Quality Bond Portfolio                Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.52%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.10%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses               0.62%
-------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




-------------------------------------------------------------------------------
                CLASS IA
                 SHARES
-------------------------------------------------------------------------------
 1 Year          $ 63
-------------------------------------------------------------------------------
 3 Years         $199
-------------------------------------------------------------------------------
 5 Years         $346
-------------------------------------------------------------------------------
 10 Years        $774
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

MATTHEW BLOOM has been responsible for the day-to-day management of the Portfolio and its predecessor since 1995. Mr. Bloom, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1989.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 65

EQ/HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high total return through a combination of current income and capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.


The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so-called "junk bonds"), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. Junk bonds generally have a higher current yield but are rated either in the lower categories by NRSROs (i.e., rated Ba or lower by Moody's or BB or lower by S&P) or are unrated securities of comparable quality.


The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing.


The Portfolio may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities without limitation in order to enhance its current return and to reduce fluctuations in net asset value. The Portfolio may also use derivatives, including: writing covered call and put options; purchasing call and put options on individual fixed income securities, securities indexes and foreign currencies; and purchasing and selling stock index, interest rate and foreign currency futures contracts and options thereon. The Portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates.


In the event that any securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the Adviser believes that such investments are considered appropriate under the circumstances.


The Portfolio may also invest in fixed income securities that are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.


When market or financial conditions warrant, the Portfolio may also make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Fixed Income Risk

          Credit Risk

          Interest Rate Risk

          Junk Bond or Lower Rated Securities Risk

          Mortgage-Backed Securities Risk

     o Foreign Securities Risk

     o Leveraging Risk

     o Liquidity Risk

     o Loan Participation and Assignment Risk

     o Multiple Adviser Risk

     o Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance High Yield Portfolio) managed by Alliance Capital using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance High Yield Portfolio whose inception date is January 2, 1987. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until July 15, 2002, Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Adviser in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and


66 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

Contract-related fees and expenses, which would reduce the performance results.


-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------



[GRAPHIC OMITTED]


23.2%  -2.8%    19.9%   23.0%   18.5%  -5.2%   -3.35%  -8.65%   0.89%  -2.72%
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

-------------------------------------------------------------------------------
     Best quarter (% and time period)   Worst quarter (% and time period)
-------------------------------------------------------------------------------
     8.03% (1997 2nd Quarter)           (11.04)% (1998 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                         ONE YEAR    FIVE YEARS       TEN YEARS
-------------------------------------------------------------------------------
 EQ/High Yield Portfolio
   - Class IA Shares                       (2.72)%    (3.86)%            5.56%
-------------------------------------------------------------------------------
 Credit Suisse First Boston Global
   High Yield Index*                        3.10%      1.44%             6.52%
-------------------------------------------------------------------------------

* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/High Yield Portfolio                           Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.60%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.09%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses               0.69%
-------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 70
-------------------------------------------------------------------------------
 3 Years         $221
-------------------------------------------------------------------------------
 5 Years         $384
-------------------------------------------------------------------------------
 10 Years        $859
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., and Pacific Investment Management Company LLC have been selected by the Manager to serve as Advisers for this Portfolio. New or additional Advisers may be added in the future.

The Manager allocates the assets of the Portfolio and all daily cash flows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a periodic basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been an Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


   MICHAEL SNYDER is responsible for the day-to-day management of the Alliance Capital portion of the Portfolio. Mr. Snyder joined Alliance Capital in 2001 as a member of the High Yield Portfolio Management team and is a Senior Vice President. Prior to joining Alliance Capital, Mr. Snyder was a Managing Director at Donaldson, Lufkin and Jenrette and Bear, Stearns and Co., where he founded and directed the high yield asset management group.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC. ("PIMCO"), 840 Newport Center, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to pri-


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 67
vate accounts of institutional and individual clients and to mutual funds. PIMCO was added as an Adviser to the Portfolio on July 15, 2002.

   The day-to-day investments for that portion of the Portfolio's assets allocated to PIMCO will be made by a team led by Raymond Kennedy, a Managing Director at PIMCO. Mr. Kennedy joined PIMCO in 1996 as a Portfolio Manager.


68 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/J.P. MORGAN CORE BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio's total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody's or unrated securities of similar quality. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate in the circumstances.

The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser's view of the market and interest rates. The Adviser also actively allocates the Portfolio's assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset-backed securities, mortgage-related securities and direct mortgage obligations. The securities can be of any duration but will generally mature within one year of the Salomon Brothers Broad Investment Grade Bond Index (currently about 5 years). The Portfolio may also use futures contracts to change the duration of the Portfolio's bond holdings.

-------------------------------------------------------------------------------

   Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

-------------------------------------------------------------------------------

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries.

Under normal market conditions, the Portfolio will be primarily invested in bonds. When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in money market securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


The Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Fixed Income Risk

          Asset-Backed Securities Risk

          Credit Risk

          Interest Rate Risk

          Investment Grade Securities Risk

          Mortgage-backed Securities Risk

     o Foreign Securities Risk

     o Liquidity Risk

     o Portfolio Turnover Risk


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 69

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



     9.02%          -1.64%          11.55%           7.95%           9.52%
     1998            1999            2000            2001            2002

-------------------------------------------------------------------------------
 Best quarter: (% and time period)    Worst quarter: (% and time period)
 4.72% (1998 3rd Quarter)             (1.62)% (1999 2nd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
                                               SINCE
                                 ONE YEAR     INCEPTION
-------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
   Portfolio - Class IB Shares      9.52%       7.18%
-------------------------------------------------------------------------------
 Lehman Brothers, Aggregate
   Bond Index**'***                10.25%       7.55%
-------------------------------------------------------------------------------
 Salomon Brothers Broad
   Investment Grade Bond
   Index**                         10.09%       7.52%
-------------------------------------------------------------------------------

  * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and consequently, the performance results for the periods shown would have been more favorable.

 ** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


*** We believe that this index reflects more closely the market sectors in which the Portfolio invests.


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond Portfolio                Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.45%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.10%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses               0.55%
-------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 56
-------------------------------------------------------------------------------
 3 Years         $176
-------------------------------------------------------------------------------
 5 Years         $307
-------------------------------------------------------------------------------
 10 Years        $689
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036. J.P. Morgan has been the Adviser to the Portfolio since it commenced operations. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirements plans in the nation.

The Portfolio Managers, responsible for the day to day management of the Portfolio since it commenced operations, are PAUL L. ZEMSKY, head of the U.S. Fixed Income macro team of J.P. Morgan, who joined J.P. Morgan in 1985; and MARK D. SETTLES, a vice president and portfolio manager in the U.S. Fixed Income Group of J.P. Morgan who is responsible for central bank and global fixed income clients and who joined J.P. Morgan in 1994.


70 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

EQ/MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

o marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");

o certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

         (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

         (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody's or
         (ii) long term debt rated at least AA by S&P or Aa by Moody's;

o commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies;

o mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

o corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;

o   floating rate or master demand notes; and

o   repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks and making secured loans of up to 50% of its total portfolio securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Fixed Income Risk

         Asset-Backed Securities Risk

         Interest Rate Risk

         Mortgage-Backed Securities Risk

     o Foreign Securities Risk

     o Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 71

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]


3.0%    4.0%    5.7%    5.3%    5.42%   5.34%   4.96%   6.24%   3.82%   1.54%
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)       Worst quarter (% and time period)
 1.62% (2000 4th Quarter)               0.38% (2002 2nd Quarter)
-------------------------------------------------------------------------------
 The Portfolio's 7-day yield for the quarter ended December 31, 2002 was 1.02%.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                 ONE YEAR     FIVE YEARS     TEN YEARS
-------------------------------------------------------------------------------
 EQ/Alliance Money Market
   Portfolio - Class IA Shares     1.54%        4.38%          4.54%
-------------------------------------------------------------------------------
 3-Month Treasury Bill             1.70%        4.30%          4.51%
-------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Money Market Portfolio                         Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.33%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.06%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses               0.39%
-------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 40
-------------------------------------------------------------------------------
 3 Years         $125
-------------------------------------------------------------------------------
 5 Years         $219
-------------------------------------------------------------------------------
 10 Years        $493
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

The Portfolio Managers responsible for the day to day management of the Portfolio are: RAYMOND J. PAPERA and KENNETH CARTY. Mr. Papera has been responsible for the day-to-day management of the Portfolio and its predecessor since 1990. Mr. Papera, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1990. Mr. Carty, a Vice President and Portfolio Manager of Alliance Capital or its parent company since 1997, has been associated with Alliance Capital since 1993.


72 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

BALANCED/HYBRID PORTFOLIO

EQ/BALANCED PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return through both appreciation of capital and current income.

THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.


The Portfolio invests varying portions of its assets primarily in publicly-traded equity and debt securities and money market instruments depending on economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium.


The Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and current income through investments primarily in high-quality U.S. dollar denominated money market instruments.


The Portfolio's investments in common stocks will primarily consist of common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities. The Portfolio may also invest up to 20% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities which may include American depositary receipts and other depositary arrangements).


The Portfolio at all times will hold at least 25% of its total assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have a minimum or "core holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings are expected to average approximately 60% in equity securities and approximately 40% in fixed income securities. Asset mixes will periodically be rebalanced by the Manager to maintain the appropriate asset mix.


The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates, as well as debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be U.S. Government Securities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if an Adviser considers them appropriate investments under the circumstances. In addition, the Portfolio may at times hold some of its assets in cash.

The Portfolio may also make use of various other investment strategies, including using up to 50% of its total portfolio assets for securities lending purposes. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Asset Allocation Risk

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

         Credit Risk

         Interest Rate Risk

         Investment Grade Securities Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Leveraging Risk

     o Liquidity Risk

     o Multiple-Adviser Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 73
the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a "blended" index of equity and fixed income securities. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance/ Balanced Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Balanced Portfolio whose inception date is January 27, 1986. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until May 1, 2000 Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Advisers in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.

-------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

[GRAPHIC OMITTED]



12.3%  -8.0%    19.8%   11.7%   15.1%   18.1%   17.79% -1.32%  -1.85%  -12.52%
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

-------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 13.88% (1998 4th Quarter)           (8.44)% (2001 3rd Quarter)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                     ONE YEAR  FIVE YEARS     TEN YEARS
-------------------------------------------------------------------------------
 EQ/Balanced Portfolio
   - Class IA Shares                 (12.52)%    3.35%          6.47%
-------------------------------------------------------------------------------
 60% S&P 500/40% Lehman
   Brothers
   Aggregate Bond Index*,**           (9.15)%    2.67%          8.61%
-------------------------------------------------------------------------------
 50% S&P 500/50% Lehman
   Aggregate*                         (5.92)%    3.49%          8.43%
-------------------------------------------------------------------------------

  * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

 ** We believe that this index reflects more closely the market sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



-------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------------------------
 EQ/Balanced Portfolio                              Class IA Shares
-------------------------------------------------------------------------------
 Management Fee                                          0.57%
-------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
-------------------------------------------------------------------------------
 Other Expenses                                          0.09%
-------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses               0.66%
-------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement                  (0.01)%
-------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses*          0.65%
-------------------------------------------------------------------------------

 * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.63%.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



-------------------------------------------------------------------------------
               CLASS IA
                SHARES
-------------------------------------------------------------------------------
 1 Year          $ 66
-------------------------------------------------------------------------------
 3 Years         $210
-------------------------------------------------------------------------------
 5 Years         $367
-------------------------------------------------------------------------------
 10 Years        $821
-------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIO

In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., Capital Guardian Trust Company, Jennison Associates LLC and Mercury Advisors have been selected by the Manager to serve as Advisers for this Portfolio. New or additional advisers may be added in the future.


74 ABOUT THE INVESTMENT PORTFOLIOS                           EQ Advisors Trust

The Manager allocates the assets of the Portfolio and all daily cash inflows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a period basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Until May 1, 2000, Alliance Capital was the exclusive Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

   Investment management decisions for the equity portion of the Portfolio's assets allocated to Alliance Capital are made by a team of employees of Alliance Capital. The investment management decisions for the fixed income portion of the Portfolio's assets allocated to Alliance Capital are made by Alison Martier, who is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital or its parent company since 1979.

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian was added as an Adviser to the Portfolio on May 1, 2000. Capital Guardian has been providing investment management services since 1968.

   The day-to-day investment management decisions for that portion of the Portfolio's total assets allocated to Capital Guardian are made by a team of portfolio managers at Capital Guardian.

MERCURY ADVISORS ("Mercury"), a division of Fund Asset Management,
L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, has been an Adviser to the Portfolio since December 6, 2001. Mercury, together with its investment advisory affiliates, is the world's third-largest asset management firm, with total assets under management of $460 billion as of December 31, 2002. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.

The individual portfolio managers for that portion of the Portfolio's total assets allocated to Mercury are as follows:

   KEVIN RENDINO and ROBERT J. MARTORELLI are primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been, a Managing Director of Mercury since 1997. Mr. Rendino was a First Vice President and Vice President of Mercury (or its predecessor) from 1993 to 1997. Mr. Martorelli has been a Managing Director of Mercury since 1997. Mr. Martorelli was a First Vice President of Mercury (or its predecessory) and Vice President of Mercury (or its predecessor) from 1987 to 1997.

JENNISON ASSOCIATES LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, was added as an Adviser to the Portfolio on May 1, 2000. Jennison has served as an investment adviser to investment companies since 1990.

The individual portfolio managers for that portion of the Portfolio's total assets allocated to Jennison are as follows:

   MICHAEL A. DEL BALSO. Michael A. Del Balso is a Director, Executive Vice President and Equity Portfolio Manager of Jennison. Mr. Del Balso joined Jennison in 1972.

   KATHLEEN A. MCCARRAGHER. Ms. McCarragher is a Director, Executive Vice President and Equity Portfolio Manager of Jennison. Ms. McCarragher joined Jennison in 1998. From 1992-1998, she was a Managing Director and Director of Large Cap Growth Equities at Weiss, Peck & Greer L.L.C.


EQ Advisors Trust                           ABOUT THE INVESTMENT PORTFOLIOS 75

2.  More information on principal risks and benchmarks
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

     ASSET CLASS RISK: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

     MARKET RISK: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company's financial condition as well as overall market and economic conditions.

     SECURITY SELECTION RISK: The Adviser(s) for each Portfolio se-lects particular securities in seeking to achieve the Portfolio's objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

     FUTURES AND OPTIONS RISK: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FIXED INCOME RISK: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

     ASSET-BACKED SECURITIES RISK: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore,


76 MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS        EQ Advisors Trust
     usually be at a lower interest rate than the original investment, lowering the Portfolio's yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

     CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.


     Credit risk is particularly significant for certain Portfolios, such as the EQ/Janus Large Cap Growth Portfolio and the EQ/High Yield Portfolio, that may invest a material portion of their assets in "JUNK BONDS" or lower-rated securities.

     INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

     INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Baa or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

     JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody's) are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value. A Portfolio investing in "junk bonds" may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

     MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

     ZERO COUPON AND PAY-IN-KIND SECURITIES RISK: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

FOCUSED PORTFOLIO RISK: Certain Portfolios invest in the securities of a limited number of companies. Consequently these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio's investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

     CURRENCY RISK: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in


EQ Advisors Trust        MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS 77
     currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

     GEOGRAPHIC RISK: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

     POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

     REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

     TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

INDEX-FUND RISK: The EQ/Equity 500 Index, and EQ/Small Company Index Portfolios are not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the EQ/Equity 500 Index Portfolio utilizes proprietary modeling techniques to match the performance results of the S&P 500. The EQ/Small Company Index Portfolio utilizes a "passive" or "indexing" investment approach and attempts to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., Russell 2000) through statistical procedures. Therefore, the Portfolios will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

LEVERAGING RISK: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.



LOAN PARTICIPATION AND ASSIGNMENT RISK: In addition to the risks associated with fixed income investments generally, the Portfolio's investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan, might fail financially. It is also possible that, under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.

MULTIPLE-ADVISER RISK: The EQ/Aggressive Stock, EQ/Balanced and EQ/High Yield Portfolios employ multiple Advisers. Each of the Advisers


78 MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS        EQ Advisors Trust
independently chooses and maintains a portfolio of common stocks for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in two different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio.

NON-DIVERSIFICATION RISK: The EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio are classified as "non-diversified" investment companies, which means that the proportion of each Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

PORTFOLIO TURNOVER RISK: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. In addition, the EQ/High Yield and EQ/Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SMALL-CAP AND/OR MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.


EQ Advisors Trust        MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS 79

BENCHMARKS

The performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios' annualized rates of return are net of:
(i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.


Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

THE CREDIT SUISSE FIRST BOSTON GLOBAL HIGH YIELD INDEX ("CSFB Index") is an unmanaged trader priced index that mirrors the public high-yield debt market.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("Lehman Aggregate Bond Index") covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be U.S. dollar denominated.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX ("Lehman Intermediate Government Bonds Index") represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE MSCI EAFE(Reg. TM) INDEX (EUROPE, AUSTRALASIA, FAR EAST) ("MSCI EAFE") contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International ("MSCI") to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

THE MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) ("MSCI EMF") is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries:
Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. "Free" MSCI indices exclude those shares not purchasable by foreign investors.

THE RUSSELL 3000(Reg. TM) INDEX ("Russell 3000") is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

THE RUSSELL 3000(Reg. TM) GROWTH INDEX ("Russell 3000 Growth") is an unmanaged index that measures the performance of those companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 1000(Reg. TM) INDEX ("Russell 1000") is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, representing approximately 92% of the total market capitalization of the Russell 3000.

THE RUSSELL 1000(Reg. TM) GROWTH INDEX ("Russell 1000 Growth") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


THE RUSSELL 1000(Reg. TM) VALUE INDEX ("Russell 1000 Value") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted earnings.

THE RUSSELL 1000 TECHNOLOGY INDEX is an unmanaged index of common stocks that measures the performance of those Russell 1000 Index companies classified as technology companies.

THE RUSSELL 2000(Reg. TM) INDEX ("Russell 2000") is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.



THE RUSSELL 2000(Reg. TM) VALUE INDEX ("Russell 2000 Value") is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

THE RUSSELL 2500(TM) INDEX ("Russell 2500") is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 17% of the total market capitalization of the Russell 3000.


80 MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS        EQ Advisors Trust

THE RUSSELL 2500(TM) GROWTH INDEX ("Russell 2500 Growth") is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 2500(TM) VALUE INDEX ("Russell 2500 Value") is an unmanaged index which measures the performance of those companies in the Russell 2500 with lower price-to-book ratios and lower forecasted growth values.

SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX ("SAL BIG") is an unmanaged weighted index that contains approximately 4,700 individually priced investment grade bonds.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 Index") is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor's to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted thereby giving greater weight to companies with the largest market capitalizations.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P MidCap 400 Index") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2002 of about $1.5 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

"Blended" performance numbers (e.g., 50% S&P 500 Index/50% Russell 2000 or 50% S&P 500 Index/50% Lehman Aggregate Index) assume a static mix of the two indices. We believe that these indices reflect more closely the market sectors in which certain Portfolios invest.

50% (OR 60%) S&P 500 INDEX/50% (OR 40%) LEHMAN AGGREGATE BOND INDEX is made up 50% (or 60%) by the S&P 500 Index, which is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market, and 50% (or 40%) by the Lehman Aggregate Bond Index, which is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).


EQ Advisors Trust        MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS 81

3. Management of the Trust
--------------------------------------------------------------------------------

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."


THE TRUST

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust's Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among thirty-four (34) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.


THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the Portfolios' investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser's overall business. The Manager monitors continuity in the Adviser's operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with each Adviser.

The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. The Manager also has discretion to allocate each Portfolio's assets among the Portfolio's Advisers. The Manager recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") such as Alliance Capital Management L.P., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.


MANAGEMENT FEES

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager received in 2002 for managing each of the Portfolios and the rate of the management fees waived by the Manager in 2002 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.



MANAGEMENT FEES PAID BY THE PORTFOLIOS IN 2002


--------------------------------------------------------------------------------
                                                   RATE OF
                                                    FEES
                                                   WAIVED
                                    ANNUAL          AND
                                     RATE         EXPENSES
 PORTFOLIOS                        RECEIVED      REIMBURSED
--------------------------------------------------------------------------------
 EQ/Aggressive Stock                 0.63%          0.00%
 EQ/Alliance Common Stock            0.48%          0.00%
 EQ/Alliance Growth and Income       0.58%          0.00%
 EQ/Alliance Intermediate            0.50%          0.00%
   Government Securities
 EQ/Alliance International           0.82%          0.02%
 EQ/Alliance Premier Growth          0.90%          0.09%
 EQ/Alliance Quality Bond            0.52%          0.00%
 EQ/Alliance Small Cap Growth        0.75%          0.00%
 EQ/Alliance Technology              0.90%          0.10%
 EQ/Balanced                         0.57%          0.01%
 EQ/Bernstein Diversified Value      0.65%          0.03%
 EQ/Calvert Socially Responsible     0.65%          1.02%
 EQ/Capital Guardian                 0.85%          0.19%
   International
 EQ/Capital Guardian Research        0.65%          0.11%
 EQ/Capital Guardian U.S. Equity     0.65%          0.07%
 EQ/Emerging Markets Equity          1.15%          0.05%
 EQ/Equity 500 Index                 0.25%          0.00%
--------------------------------------------------------------------------------

82 MANAGEMENT OF THE TRUST                    EQ Advisors Trust

--------------------------------------------------------------------------------
                                                   RATE OF
                                                    FEES
                                                   WAIVED
                                    ANNUAL          AND
                                     RATE         EXPENSES
 PORTFOLIOS                        RECEIVED      REIMBURSED
--------------------------------------------------------------------------------
 EQ/Evergreen Omega                 0.65%          0.59%
 EQ/Fl Mid Cap                      0.70%          0.08%
 EQ/Fl Small/Mid Cap Value          0.75%          0.00%
 EQ/High Yield                      0.60%          0.00%
 EQ/J.P. Morgan Core Bond           0.45%          0.00%
 EQ/Janus Large Cap Growth          0.90%          0.11%
 EQ/Lazard Small Cap Value          0.75%          0.01%
 EQMarsico Focus                    0.90%          0.18%
 EQ/Mercury Basic Value Equity      0.60%          0.00%
 EQ/MFS Emerging Growth             0.65%          0.00%
   Companies
 EQ/MFS Investors Trust             0.60%          0.01%
 EQ/Money Market                    0.33%          0.00%
 EQ/Putnam Growth & Income          0.60%          0.00%
   Value
 EQ/Putnam International Equity     0.85%          0.05%
 EQ/Putnam Voyager                  0.65%          0.07%
 EQ/Small Company Index             0.25%          0.00%
--------------------------------------------------------------------------------

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval. For certain administrative services, in addition to the management fee, each Portfolio pays the Manager a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio and an additional $30,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).


EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2004 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), are limited to the following respective expense ratios:

EXPENSE LIMITATION PROVISIONS



--------------------------------------------------------------------------------
                                           TOTAL EXPENSES LIM-
                                         ITED TO (% OF DAILY
 PORTFOLIOS                                  NET ASSETS)
--------------------------------------------------------------------------------
 EQ/Alliance International                       0.85%
 EQ/Alliance Premier Growth                      0.90%
 EQ/Alliance Technology                          0.90%
 EQ/Bernstein Diversified Value                  0.70%
 EQ/Calvert Socially Responsible                 0.80%
 EQ/Capital Guardian International               0.95%
 EQ/Capital Guardian Research                    0.70%
 EQ/Capital Guardian U.S. Equity                 0.70%
 EQ/Emerging Markets Equity                      1.55%
 EQ/Evergreen Omega                              0.70%
 EQ/FI Mid Cap                                   0.75%
 EQ/FI Small/Mid Cap Value                       0.85%
 EQ/J.P. Morgan Core Bond                        0.55%
 EQ/Janus Large Cap Growth                       0.90%
 EQ/Lazard Small Cap Value                       0.85%
 EQ/Marsico Focus                                0.90%
 EQ/Mercury Basic Value Equity                   0.70%
 EQ/MFS Investors Trust                          0.70%
 EQ/Putnam Growth & Income Value                 0.70%
 EQ/Putnam International Equity                  1.00%
 EQ/Putnam Voyager                               0.70%
 EQ/Small Company Index                          0.60%
--------------------------------------------------------------------------------

The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within five years (or two or three years for certain Portfolios) of the payment being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses


EQ Advisors Trust                                  MANAGEMENT OF THE TRUST  83

4. Fund distribution arrangements
--------------------------------------------------------------------------------

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IB shares. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IA shares of the Trust as well as for the Class IB shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.


84 FUND DISTRIBUTION ARRANGEMENTS                            EQ Advisors Trust

5. Buying and selling shares
--------------------------------------------------------------------------------

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares


The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.


These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If we determine that your transfer patterns among the Portfolios are disruptive to the Portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a Portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


EQ Advisors Trust                                BUYING AND SELLING SHARES  85

6. How portfolio shares are priced
--------------------------------------------------------------------------------

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

        ----------------------------------------------------------------
                         TOTAL MARKET VALUE    CASH AND
                            OF SECURITIES   + OTHER ASSETS - LIABILITIES
                         -----------------------------------------------
     NET ASSET VALUE =             NUMBER OF OUTSTANDING SHARES



The net asset value of Portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

o EQUITY SECURITIES - most recent sales price or if there is no sale, latest available bid price.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

o OPTIONS - last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

o FUTURES - last sales price or, if there is no sale, latest available bid price.

o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.

86 HOW PORTFOLIO SHARES ARE PRICED                           EQ Advisors Trust

7.  Dividends and other distributions and tax consequences
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.


TAX CONSEQUENCES

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


EQ Advisors Trust    DIVIDENDS AND OTHER DISTRIBUTIONS AND TAX CONSEQUENCES 87

8. Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance for the Trust's Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio's operations). The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 2002 appears in the Trust's Annual Report. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


EQ/AGGRESSIVE STOCK PORTFOLIO(d):



                                                                             CLASS IA
                                       -------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                             2002            2001             2000              1999              1998
                                       --------------- --------------- ----------------- ----------------- -----------------
Net asset value, beginning of
  year ...............................    $   22.83       $   30.61       $   38.01         $   34.15         $   36.22
                                          ---------       ---------       ---------         ---------         ---------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .............................        (0.01)           0.11            0.12              0.12              0.09

 Net realized and unrealized
  gain (loss) on
  investments ........................        (6.53)          (7.76)          (5.00)             6.22             (0.28)
                                          ---------       ---------       ---------         ---------         ----------

 Total from investment
  operations .........................        (6.54)          (7.65)          (4.88)             6.34             (0.19)
                                          ---------       ---------       ---------         ---------         ----------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..................            -#          (0.10)          (0.13)            (0.12)            (0.16)

 Distributions from realized
  gains ..............................            -           (0.03)          (2.39)            (2.36)            (1.72)
                                          ---------       ---------       ---------         ----------        ----------

 Total dividends and
  distributions ......................            -#          (0.13)          (2.52)            (2.48)            (1.88)
                                          ---------       ---------       ---------         ----------        ----------

Net asset value, end of year .........    $   16.29       $   22.83       $   30.61         $   38.01         $   34.15
                                          =========       =========       =========         ==========        ==========

Total return .........................       (28.68)%        (24.99)%        (13.13)%            18.84%             0.29%
                                          =========       =========       =========         ==========        ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .............................   $1,333,623      $2,179,759      $3,285,884         $4,368,877        $4,346,907

Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.71%           0.69%           0.65%(c)           0.56%             0.56%

Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.66%        N/A             N/A                 N/A               N/A

Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ..........................        (0.16)%          0.42%           0.35%(c)           0.33%             0.24%

Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ..........................        (0.11)%       N/A             N/A                 N/A               N/A

Portfolio turnover rate ..............          112%            195%            151%                87%              105%



                                                                       CLASS IB
                                       ------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------------
                                            2002          2001            2000            1999         1998
                                       ------------- ------------- ----------------- ------------- ------------
Net asset value, beginning of
  year ...............................   $  22.72      $  30.46       $    37.83       $ 34.01       $ 36.13
                                         --------      --------       ----------       -------       -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .............................      (0.07)         0.03             0.06          0.03          0.01

 Net realized and unrealized
  gain (loss) on
  investments ........................      (6.49)        (7.70)           (4.99)         6.20         (0.29)
                                         --------      --------       ----------       -------       --------

 Total from investment
  operations .........................      (6.56)        (7.67)           (4.93)         6.23         (0.28)
                                         --------      --------       ----------       -------       --------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..................          -#        (0.04)           (0.05)        (0.05)        (0.12)

 Distributions from realized
  gains ..............................          -         (0.03)           (2.39)        (2.36)        (1.72)
                                         --------      --------       ----------       --------      --------

 Total dividends and
  distributions ......................          -#        (0.07)           (2.44)        (2.41)        (1.84)
                                         --------      --------       ----------       --------      --------

Net asset value, end of year .........   $  16.16      $  22.72       $    30.46       $ 37.83       $ 34.01
                                         ========      ========       ==========       ========      ========

Total return .........................     (28.86)%      (25.18)%         (13.35)%        18.55%         0.05%
                                         ========      ========       ==========       ========      ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .............................   $146,909      $219,748       $  267,858       $233,265      $153,782

Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................       0.96%         0.94%            0.90%(c)       0.81%         0.82%

Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................       0.91%       N/A            N/A               N/A          N/A

Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ..........................      (0.41)%        0.12%            0.10%(c)       0.07%         0.02%

Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ..........................      (0.36)%      N/A            N/A               N/A          N/A

Portfolio turnover rate ..............        112%          195%             151%            87%          105%



                       See Notes to Financial Statements.


88 FINANCIAL HIGHLIGHTS                                      EQ Advisors Trust

EQ/ALLIANCE COMMON STOCK PORTFOLIO(d):




                                                                             CLASS IA
                                       -------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                             2002            2001            2000              1999               1998
                                       --------------- --------------- ---------------- ------------------ -----------------
Net asset value, beginning of
  year ...............................    $   15.70       $   17.98       $    26.17       $    24.35         $    21.61
                                          ---------       ---------       ----------       ----------         ----------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income. ..............         0.12            0.12             0.15             0.17               0.18

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..............        (5.32)          (1.97)           (3.82)            5.84               5.99
                                          ---------       ---------       ----------       ----------         ----------

 Total from investment
  operations .........................        (5.20)          (1.85)           (3.67)            6.01               6.17
                                          ---------       ---------       ----------       ----------         ----------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..................        (0.01)          (0.11)           (0.15)           (0.16)             (0.15)

 Distributions from realized
  gains ..............................            -           (0.32)           (4.37)           (4.03)             (3.28)
                                          ---------       ---------       ----------       ----------         ----------

 Total dividends and
  distributions ......................        (0.01)          (0.43)           (4.52)           (4.19)             (3.43)
                                          ---------       ---------       ----------       ----------         ----------

Net asset value, end of year .........    $   10.49       $   15.70       $    17.98       $    26.17         $    24.35
                                          =========       =========       ==========       ==========         ==========

Total return .........................       (33.15)%        (10.50)%         (14.03)%          25.19%             29.39%
                                          =========       =========       ==========       ==========         ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .............................   $5,382,662      $9,577,763      $11,797,888      $14,951,495        $12,061,977

Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.54%           0.53%            0.47%            0.38%              0.39%

Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.49%        N/A              N/A               N/A                N/A

Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         0.77%           0.67%            0.61%            0.65%              0.75%

Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         0.82%        N/A              N/A               N/A                N/A

Portfolio turnover rate. .............          136%             40%              43%              57%                46%



                                                                          CLASS IB
                                       ------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------------------
                                             2002            2001            2000            1999            1998
                                       --------------- --------------- --------------- ---------------- -------------
Net asset value, beginning of
  year ...............................    $   15.61       $   17.88       $   26.05       $   24.30       $ 21.58
                                          ---------       ---------       ---------       ---------       -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income. ..............         0.08            0.07            0.08            0.10          0.10

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..............        (5.28)          (1.95)          (3.78)           5.82          6.00
                                          ---------       ---------       ---------       ---------       -------

 Total from investment
  operations .........................        (5.20)          (1.88)          (3.70)           5.92          6.10
                                          ---------       ---------       ---------       ---------       -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..................        (0.01)          (0.07)          (0.10)          (0.14)        (0.10)

 Distributions from realized
  gains ..............................            -           (0.32)          (4.37)          (4.03)        (3.28)
                                          ---------       ---------       ---------       ---------      --------

 Total dividends and
  distributions ......................        (0.01)          (0.39)          (4.47)          (4.17)        (3.38)
                                          ---------       ---------       ---------       ---------      --------

Net asset value, end of year .........    $   10.40       $   15.61       $   17.88       $   26.05      $  24.30
                                          =========       =========       =========       =========      ========

Total return .........................       (33.34)%        (10.73)%        (14.25)%         24.88%        29.06%
                                          =========       =========       =========       =========      ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .............................   $1,124,684      $1,831,258      $1,918,284      $1,642,066      $834,144

Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.79%           0.78%           0.72%           0.63%         0.64%

Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.74%        N/A             N/A              N/A             N/A

Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         0.52%           0.43%           0.35%            0.39%         0.44%

Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         0.57%        N/A             N/A              N/A             N/A

Portfolio turnover rate. .............          136%             40%             43%              57%           46%

                       See Notes to Financial Statements.


EQ Advisors Trust                                     FINANCIAL HIGHLIGHTS  89

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(d):




                                                                          CLASS IA
                                       -------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                             2002            2001            2000            1999            1998
                                       --------------- --------------- --------------- ---------------- --------------
Net asset value, beginning of
  year ...............................    $   16.56       $   17.70      $   18.24        $   16.99        $ 15.38
                                          ---------       ---------      ---------        ---------        -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ...............         0.22            0.19           0.17             0.06           0.06

 Net realized and unrealized
  gain (loss) on
  investments ........................        (3.70)          (0.44)          1.35             3.05           3.08
                                          ---------       ---------      ---------        ---------        -------

 Total from investment
  operations .........................        (3.48)          (0.25)          1.52             3.11           3.14
                                          ---------       ---------      ---------        ---------        -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..................        (0.21)          (0.17)         (0.16)           (0.05)         (0.05)

 Distributions from realized
  gains ..............................            -           (0.72)         (1.90)           (1.81)         (1.48)
                                          ---------       ---------      ---------        ----------       -------

 Total dividends and
  distributions ......................        (0.21)          (0.89)         (2.06)           (1.86)         (1.53)
                                          ---------       ---------      ---------        ---------        -------

Net asset value, end of year .........    $   12.87       $   16.56      $   17.70        $   18.24        $ 16.99
                                          =========       =========      =========        =========        =======

Total return .........................       (21.03)%         (1.30)%         8.95%           18.66%         20.86%
                                          =========       =========      =========        =========        =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .............................   $1,126,754      $1,568,312     $1,418,245       $1,241,619       $877,744

Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.64%           0.63%          0.61%            0.57%          0.58%

Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.60%        N/A              N/A             N/A             N/A

Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         1.34%           1.08%          0.92%            0.33%          0.38%

Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         1.38%        N/A              N/A             N/A             N/A

Portfolio turnover rate ..............           75%             81%            57%              70%            74%



                                                                    CLASS IB
                                       ------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------
                                            2002          2001          2000         1999         1998
                                       ------------- ------------- ------------- ------------ -----------
Net asset value, beginning of
  year ...............................   $  16.47       $ 17.61      $ 18.16       $ 16.95     $ 15.36
                                         --------       -------      -------       -------     --------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ...............       0.16          0.13         0.13          0.01        0.03

 Net realized and unrealized
  gain (loss) on
  investments ........................      (3.66)        (0.42)        1.34          3.04        3.07
                                         --------       -------      -------       -------     --------

 Total from investment
  operations .........................      (3.50)        (0.29)        1.47          3.05        3.10
                                         --------       -------      -------       -------     --------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..................      (0.18)        (0.13)       (0.12)        (0.03)      (0.03)

 Distributions from realized
  gains ..............................          -         (0.72)       (1.90)        (1.81)      (1.48)
                                         --------       -------      -------       --------    -------

 Total dividends and
  distributions ......................      (0.18)        (0.85)       (2.02)        (1.84)      (1.51)
                                         --------       -------      -------       --------    -------

Net asset value, end of year .........   $  12.79       $ 16.47      $ 17.61       $ 18.16     $ 16.95
                                         ========       =======      =======       ========    =======

Total return .........................     (21.28)%       (1.52)%       8.68%        18.37%      20.56%
                                         ========       =======      =======       ========    =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .............................   $653,809       $673,499     $464,600      $261,663    $120,558

Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................       0.89%         0.88%         0.86%         0.82%       0.83%

Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................       0.85%       N/A            N/A          N/A          N/A

Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................       1.09%         0.83%         0.71%         0.06%       0.17%

Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................       1.13%       N/A            N/A          N/A          N/A

Portfolio turnover rate ..............         75%           81%           57%           70%         74%

                       See Notes to Financial Statements.


90 FINANCIAL HIGHLIGHTS                                      EQ Advisors Trust

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(d):




                                                               CLASS IA
                                   ----------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------
                                       2002         2001         2000         1999         1998
                                   ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  year ...........................   $  9.88      $  9.46      $  9.18      $  9.67      $  9.44
                                     -------      -------      -------      -------      -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ...........      0.27         0.37         0.55         0.50         0.50

 Net realized and unrealized
  gain (loss) on
  investments ....................      0.60         0.41         0.30        (0.49)        0.21
                                     -------      -------      -------      -------      -------

 Total from investment
  operations .....................      0.87         0.78         0.85         0.01         0.71
                                     -------      -------      -------      -------      -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..............     (0.24)       (0.36)       (0.56)       (0.50)       (0.48)

 Distributions from realized
  gains ..........................     (0.21)           -        (0.01)           -            -
                                     -------      -------      -------      -------      -------

 Total dividends and
  distributions ..................     (0.45)       (0.36)       (0.57)       (0.50)       (0.48)
                                     -------      -------      -------      -------      -------

Net asset value, end of year .....   $ 10.30      $  9.88      $  9.46      $  9.18      $  9.67
                                     =======      =======      =======      =======      =======

Total return .....................      8.81%        8.23%        9.27%        0.02%        7.74%
                                     =======      =======      =======      =======      =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .........................  $391,662     $241,071     $142,822     $156,864     $153,383

Ratio of expenses to average
 net assets ......................      0.59%        0.62%        0.58%        0.55%        0.55%

Ratio of net investment
 income to average net
 assets ..........................      3.20%        4.84%        5.83%        5.16%        5.21%

Portfolio turnover rate ..........       622%         463%         541%         408%         539%



                                                             CLASS IB
                                   -------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------
                                       2002         2001         2000        1999        1998
                                   ------------ ------------ ----------- ------------ ----------
Net asset value, beginning of
  year ...........................   $  9.83      $  9.43      $ 9.15      $  9.66     $ 9.43
                                     -------      -------      ------      -------     ------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ...........      0.21         0.35        0.52         0.47       0.47

 Net realized and unrealized
  gain (loss) on
  investments ....................      0.64         0.39        0.31        (0.49)      0.22
                                     -------      -------      ------      -------     ------

 Total from investment
  operations .....................      0.85         0.74        0.83        (0.02)      0.69
                                     -------      -------      ------      -------     ------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..............     (0.23)       (0.34)      (0.54)      (0.49)      (0.46)

 Distributions from realized
  gains ..........................     (0.21)           -       (0.01)          -           -
                                     -------      -------      ------      -------     ------

 Total dividends and
  distributions ..................     (0.44)       (0.34)      (0.55)      (0.49)      (0.46)
                                     -------      -------      ------      ------      ------

Net asset value, end of year .....   $ 10.24      $  9.83      $ 9.43      $ 9.15      $ 9.66
                                     =======      =======      ======      ======      ======

Total return .....................      8.58%        7.98%       8.99%      (0.23)%      7.48%
                                     =======      =======      ======      ======      ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .........................  $545,598     $204,870     $71,267     $45,911     $30,898

Ratio of expenses to average
 net assets ......................      0.84%        0.87%       0.83%       0.80%       0.80%

Ratio of net investment
 income to average net
 assets ..........................      2.95%        4.59%       5.55%       4.91%       4.87%

Portfolio turnover rate ..........       622%         463%        541%        408%        539%

                       See Notes to Financial Statements.


EQ Advisors Trust                                     FINANCIAL HIGHLIGHTS  91

EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(i):




                                                                   CLASS IA
                                   ------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                   ------------------------------------------------------------------------
                                       2002          2001             2000            1999         1998
                                   ------------ ------------- ------------------- ------------ ------------
Net asset value, beginning of
  year ...........................   $  8.03      $  10.62       $     15.03        $ 11.13      $ 10.27
                                     -------      --------       -----------        -------      -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .........................      0.01          0.02             (0.01)          0.08         0.09

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..........     (0.80)        (2.42)            (3.33)          4.07         0.97
                                     -------      --------       -----------        -------      -------

 Total from investment
  operations .....................     (0.79)        (2.40)            (3.34)          4.15         1.06
                                     -------      --------       -----------        -------      -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..............         -             -             (0.05)             -        (0.20)

 Distributions from realized
  gains ..........................         -         (0.19)            (1.02)          (0.25)          -
                                     -------      --------       -----------        --------     -------

 Total dividends and
  distributions ..................         -         (0.19)           ( 1.07)          (0.25)      (0.20)
                                     -------      --------       -----------        -------      -------

Net asset value, end of year .....   $  7.24      $   8.03       $     10.62        $  15.03     $ 11.13
                                     =======      ========       ===========        ========     =======

Total return .....................     (9.84)%      (22.88)%          (22.77)%         37.31%      10.57%
                                     =======      ========       ===========        ========     =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .........................  $876,907      $167,610       $   228,325        $268,541    $204,767

Ratio of expenses to average
 net assets after waivers ........      1.02%       N/A             N/A               N/A          N/A

Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly ............      1.00%       N/A             N/A               N/A          N/A

Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly ........      1.04%         1.10%             1.16%(c)        1.08%       1.06%

Ratio of net investment
 income (loss) to average net
 assets after waivers ............      0.60%       N/A             N/A               N/A          N/A

Ratio of net investment
 income (loss) to average net
 assets after waivers and
 fees paid indirectly ............      0.62%       N/A             N/A               N/A          N/A

Ratio of net investment
 income (loss) to average net
 assets before waivers and
 fees paid indirectly ............      0.58%         0.17%            (0.03)%(c)       0.70%       0.81%

Portfolio turnover rate ..........        47%           77%               80%            152%         59%



                                                                  CLASS IB
                                   -----------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------
                                        2002          2001             2000            1999        1998
                                   ------------- ------------- ------------------- ----------- -----------
Net asset value, beginning of
  year ...........................   $   7.94      $   10.55      $     14.96        $ 11.11    $ 10.26
                                     --------      ---------      -----------        -------    -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .........................       0.01              -#           (0.01)          0.04       0.05

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..........      (0.82)         (2.42)           (3.33)          4.06       0.98
                                     --------      ---------      -----------        -------    -------

 Total from investment
  operations .....................      (0.81)         (2.42)           (3.34)          4.10       1.03
                                     --------      ---------      -----------        -------    -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..............          -              -            (0.05)             -       (0.18)

 Distributions from realized
  gains ..........................          -          (0.19)           (1.02)         (0.25)          -
                                     --------      ---------      -----------        -------    --------

 Total dividends and
  distributions ..................          -          (0.19)           (1.07)         (0.25)      (0.18)
                                     --------      ---------      -----------        -------    --------

Net asset value, end of year .....   $   7.13      $    7.94      $     10.55        $ 14.96    $  11.11
                                     ========      =========      ===========        =======    ========

Total return .....................     (10.20)%       (23.23)%         (22.86)%        36.90%      10.30%
                                     ========      =========      ===========        =======    ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .........................   $205,496      $  36,054      $    37,171        $18,977    $  7,543

Ratio of expenses to average
 net assets after waivers ........       1.27%       N/A             N/A               N/A         N/A

Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly ............       1.25%       N/A             N/A               N/A         N/A

Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly ........       1.29%          1.35%            1.41%(c)       1.33%       1.31%

Ratio of net investment
 income (loss) to average net
 assets after waivers ............       0.35%       N/A             N/A               N/A         N/A

Ratio of net investment
 income (loss) to average net
 assets after waivers and
 fees paid indirectly ............       0.37%       N/A             N/A               N/A         N/A

Ratio of net investment
 income (loss) to average net
 assets before waivers and
 fees paid indirectly ............       0.33%         (0.08)%         (0.28)%(c)      0.36%       0.44%

Portfolio turnover rate ..........         47%            77%             80%           152%         59%

                       See Notes to Financial Statements.


92 FINANCIAL HIGHLIGHTS                                      EQ Advisors Trust

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:




                                                                           CLASS IA
                                                 ------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,              MAY 1, 1999*
                                                 ---------------------------------------           TO
                                                    2002          2001          2000        DECEMBER 31, 1999
                                                 ---------     ---------     ---------      -----------------
Net asset value, beginning of period .........   $    7.35     $    9.65     $   11.87       $     10.00
                                                 ---------     ---------     ---------       -----------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income (loss) ................       (0.02)        (0.01)        (0.01)             0.02

 Net realized and unrealized gain (loss)
  on investments .............................       (2.26)        (2.29)        (2.14)             1.89
                                                 ---------     ---------     ---------       -----------

 Total from investment operations ............       (2.28)        (2.30)        (2.15)             1.91
                                                 ---------     ---------     ---------       -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income.........           -             -             -             (0.01)

 Distributions from realized gains ...........           -             -#        (0.07)            (0.03)
                                                 ---------     ---------     ---------       -----------

 Total dividends and distributions ...........           -             -         (0.07)            (0.04)
                                                 ---------     ---------     ---------       -----------

Net asset value, end of period ...............   $    5.07     $    7.35     $    9.65       $     11.87
                                                 =========     =========     =========       ===========

Total return .................................      (31.02)%      (23.83)%      (18.15)%           19.14%(b)
                                                 =========     =========     =========       ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............   $  21,361     $  39,076     $  49,284       $    28,834

Ratio of expenses to average net assets
 after waivers ...............................        0.90%         0.90%         0.90%             0.90%(a)(c)

Ratio of expenses to average net assets
 after waivers and fees paid indirectly ......        0.89%        N/A           N/A             N/A

Ratio of expenses to average net assets
 before waivers and fees paid indirectly .....        0.99%         0.96%         0.94%             1.12%(a)(c)

Ratio of net investment income (loss) to
 average net assets after waivers ............       (0.24)%       (0.15)%       (0.12)%            0.45%(a)(c)

Ratio of net investment income (loss) to
 average net assets after waivers and
 fees paid indirectly ........................       (0.23)%       N/A           N/A             N/A

Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly ........................       (0.33)%       (0.21)%       (0.16)%            0.23%(a)(c)

Portfolio turnover rate ......................          99%          140%          127%               29%

Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income ......................................   $    0.01      $      -#     $     -        $      0.01



                                                                             CLASS IB
                                               --------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 MAY 1, 1999*
                                                 --------------------------------------               TO
                                                    2002          2001           2000          DECEMBER 31, 1999
                                                 --------      --------      ----------    ------------------------
Net asset value, beginning of period .........   $   7.31      $   9.62       $   11.86           $   10.00
                                                 --------      --------      ----------           ---------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income (loss) ................      (0.03)        (0.03)          (0.03)               0.01

 Net realized and unrealized gain (loss)
  on investments .............................      (2.25)        (2.28)          (2.14)               1.89
                                                 --------      --------      ----------           ---------

 Total from investment operations ............      (2.28)        (2.31)          (2.17)               1.90
                                                 --------      --------      ----------           ---------

 LESS DISTRIBUTIONS:

 Dividends from net investment income.........          -             -               -               (0.01)

 Distributions from realized gains ...........          -             -#          (0.07)              (0.03)
                                                 --------      --------      ----------           ---------

 Total dividends and distributions ...........          -             -           (0.07)              (0.04)
                                                 --------      --------      ----------           ---------

Net asset value, end of period ...............   $   5.03      $   7.31      $     9.62           $   11.86
                                                 ========      ========      ==========           =========

Total return .................................     (31.19)%      (24.01)%        (18.34)%             18.97%(b)
                                                 ========      ========      ==========           =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............   $580,975      $924,331      $1,341,788           $451,323

Ratio of expenses to average net assets
 after waivers ...............................       1.15%         1.15%           1.15%              1.15%(a)(c)

Ratio of expenses to average net assets
 after waivers and fees paid indirectly ......       1.14%       N/A            N/A               N/A

Ratio of expenses to average net assets
 before waivers and fees paid indirectly .....       1.24%         1.21%           1.19%              1.37%(a)(c)

Ratio of net investment income (loss) to
 average net assets after waivers ............      (0.49)%       (0.40)%         (0.37)%             0.20%(a)(c)

Ratio of net investment income (loss) to
 average net assets after waivers and
 fees paid indirectly ........................      (0.48)%      N/A            N/A               N/A

Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly ........................      (0.58)%       (0.46)%         (0.40)%            (0.02)%(a)(c)

Portfolio turnover rate ......................         99%          140%            127%                29%

Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income ......................................   $   0.01      $      -#       $      -           $   0.01

                       See Notes to Financial Statements.


EQ Advisors Trust                                     FINANCIAL HIGHLIGHTS  93

EQ/ALLIANCE QUALITY BOND PORTFOLIO(d)(e):




                                                                CLASS IA
                                      -----------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                      -----------------------------------------------------------
                                        2002         2001         2000         1999         1998
                                      -------      -------      -------      -------      -------
Net asset value, beginning of
  period ..........................   $  9.81      $  9.55      $  9.11      $  9.84      $  9.74
                                      -------      -------      -------      -------      -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............      0.32         0.57         0.60         0.54         0.55

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      0.45         0.22         0.44        (0.74)        0.28
                                      -------      -------      -------      -------      -------

 Total from investment
  operations ......................      0.77         0.79         1.04        (0.20)        0.83
                                      -------      -------      -------      -------      -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............     (0.28)       (0.53)       (0.60)       (0.50)       (0.53)

 Distributions from realized
  gains ...........................     (0.13)           -            -        (0.03)       (0.20)
                                      -------       ------       ------       ------      -------

 Total dividends and
  distributions ...................     (0.41)       (0.53)       (0.60)       (0.53)       (0.73)
                                      -------       ------       ------       ------      -------

Net asset value, end of period.....   $ 10.17       $ 9.81       $ 9.55       $ 9.11      $  9.84
                                      =======       ======       ======       ======      =======

Total return ......................      7.91%        8.28%       11.48%       (2.00)%       8.69%
                                      =======       ======       ======       ======      =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000's) ..........................  $341,209     $309,097     $553,109     $329,895     $322,418

Ratio of expenses to average
 net assets .......................      0.62%        0.60%        0.59%        0.56%        0.57%

Ratio of net investment
 income to average net
 assets ...........................      3.16%        5.31%        6.34%        5.64%        5.48%

Portfolio turnover rate ...........       755%         301%         282%         147%         194%



                                                                 CLASS IB
                                      -----------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,                 JUNE 8, 1998*
                                      ----------------------------------------------         TO
                                        2002        2001       2000         1999      DECEMBER 31, 1998
                                      -------      ------     ------      --------    ------------------
Net asset value, beginning of
  period ..........................   $  9.77      $ 9.52     $ 9.09      $   9.84       $    9.90
                                      -------      ------     ------      --------       ---------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............      0.29        0.51       0.57          0.52            0.25

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      0.46        0.25       0.45         (0.75)           0.14
                                      -------      ------     ------      --------       ---------

 Total from investment
  operations ......................      0.75        0.76       1.02         (0.23)           0.39
                                      -------      ------     ------      --------       ---------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............     (0.27)      (0.51)     (0.59)       (0.49)           (0.25)

 Distributions from realized
  gains ...........................     (0.13)          -          -        (0.03)           (0.20)
                                      -------      ------     ------      -------        ---------

 Total dividends and
  distributions ...................     (0.40)      (0.51)     (0.59)       (0.52)           (0.45)
                                      -------      ------     ------      -------        ---------

Net asset value, end of period.....   $ 10.12      $ 9.77     $ 9.52      $  9.09        $    9.84
                                      =======      ======     ======      =======        =========

Total return ......................      7.68%       8.04%     11.28%       (2.25)%           4.05%(b)
                                      =======      ======     ======      =======        =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000's) ..........................  $189,680     $46,843    $ 9,159     $  1,094        $      10

Ratio of expenses to average
 net assets .......................      0.87%       0.85%      0.84%        0.81%            0.81%(a)

Ratio of net investment
 income to average net
 assets ...........................      2.91%       4.97%      5.98%        5.39%            5.06%(a)

Portfolio turnover rate ...........       755%        301%       282%         147%             194%

                       See Notes to Financial Statements.


94 FINANCIAL HIGHLIGHTS                                      EQ Advisors Trust

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(d)(m):




                                                                CLASS IA
                                     --------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------
                                       2002          2001         2000         1999          1998
                                     --------      --------      -------      -------       -------
Net asset value, beginning of
  year ...........................   $  12.90      $  15.06      $ 15.11      $ 11.82       $ 12.35
                                     --------      --------      -------      -------       -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .........................     (0.06)         (0.06)       (0.07)       (0.05)         0.01

 Net realized and unrealized
  gain (loss) on
  investments ....................     (3.82)         (1.89)        1.99         3.34         (0.54)
                                     -------       --------      -------      -------       -------

 Total from investment
  operations .....................     (3.88)         (1.95)        1.92         3.29         (0.53)
                                     -------       --------      -------      -------       -------

 LESS DISTRIBUTIONS:

 Distributions from realized
  gains ..........................         -          (0.21)       (1.97)           -             -
                                     -------       --------      -------      -------       -------

Net asset value, end of year .....   $  9.02       $  12.90      $ 15.06      $ 15.11       $ 11.82
                                     =======       ========      =======      =======       =======

Total return .....................    (30.08)%       (13.03)%      14.12%       27.75%        (4.28)%
                                     =======       ========      =======      =======       =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .........................  $317,679       $461,312     $501,596     $241,000      $198,360

Ratio of expenses to average
 net assets before fees paid
 indirectly ......................      0.83%          0.81%        0.84%        0.95%         0.96%

Ratio of expenses to average
 net assets after fees paid
 indirectly ......................      0.81%         N/A           N/A          N/A          N/A

Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ......................     (0.57)%       (0.49)%      (0.37)%      (0.40)%        0.08%

Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ......................     (0.55)%        N/A           N/A          N/A          N/A

Portfolio turnover rate ..........       110%          110%         142%         221%           94%



                                                                CLASS IB
                                     --------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------
                                       2002          2001         2000         1999          1998
                                     --------      --------      -------      -------       -------
Net asset value, beginning of
  year ...........................   $  12.75      $  14.92      $ 15.03      $ 11.79       $ 12.34
                                     --------      --------      -------      -------       -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .........................      (0.08)        (0.08)       (0.11)       (0.08)        (0.02)

 Net realized and unrealized
  gain (loss) on
  investments ....................      (3.77)        (1.88)        1.97         3.32         (0.53)
                                     --------      --------      -------      -------       -------

 Total from investment
  operations .....................      (3.85)        (1.96)        1.86         3.24         (0.55)
                                     --------      --------      -------      -------       -------

 LESS DISTRIBUTIONS:

 Distributions from realized
  gains ..........................          -         (0.21)       (1.97)           -             -
                                     --------      --------      -------      -------       -------

Net asset value, end of year .....   $   8.90      $  12.75      $ 14.92      $ 15.03       $ 11.79
                                     ========      ========      =======      =======       =======

Total return .....................     (30.20)%      (13.28)%      13.78%       27.46%        (4.44)%
                                     ========      ========      =======      =======       =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
 (000's) .........................   $308,406      $387,833     $360,635     $162,331      $112,254

Ratio of expenses to average
 net assets before fees paid
 indirectly ......................       1.08%         1.06%        1.09%        1.20%         1.20%

Ratio of expenses to average
 net assets after fees paid
 indirectly ......................       1.06%       N/A           N/A          N/A          N/A

Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ......................      (0.82)%       (0.74)%      (0.62)%      (0.65)%       (0.17)%

Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ......................      (0.80)%      N/A           N/A          N/A          N/A

Portfolio turnover rate ..........        110%          110%         142%         221%           94%

                       See Notes to Financial Statements.


EQ Advisors Trust                                     FINANCIAL HIGHLIGHTS  95

EQ/ALLIANCE TECHNOLOGY PORTFOLIO:




                                                                                     CLASS IA
                                                                ------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,        MAY 1, 2000*
                                                                ---------------------------           TO
                                                                    2002           2001        DECEMBER 31, 2000
                                                                ------------  -------------    -----------------
Net asset value, beginning of period ..........................   $   5.06      $   6.68        $      10.00
                                                                  --------      --------        ------------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) .................................      (0.03)        (0.01)               0.01

 Net realized and unrealized loss on investments ..............      (2.02)        (1.61)              (3.33)
                                                                  --------      --------        ------------

 Total from investment operations .............................      (2.05)        (1.62)              (3.32)
                                                                  --------      --------        ------------

 LESS DISTRIBUTIONS:

 Distributions from net investment income .....................          -            -#                   -

Net asset value, end of period ................................   $   3.01      $   5.06        $       6.68
                                                                  --------      --------        ------------

Total return ..................................................     (40.51)%      (24.24)%            (33.20)%(b)
                                                                  ========      ========        ============

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................   $ 11,263      $ 24,326        $     22,880

Ratio of expenses to average net assets after waivers .........       0.90%         0.90%               0.90%(a)(c)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       0.88%         N/A              N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.00%         0.98%               0.96%(a)(c)

Ratio of net investment income (loss) to average net assets
  after waivers. ..............................................      (0.71)%       (0.31)%              0.25%(a)(c)

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly ......................      (0.69)%        N/A              N/A

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly .....................      (0.81)%       (0.39)%              0.18%(a)(c)

Portfolio turnover rate .......................................         80%           41%                 49%

Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $     -#      $     -#        $          -






                                                                                       CLASS IB
                                                                --------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,           MAY 1, 2000*
                                                                ----------------------------             TO
                                                                     2002           2001         DECEMBER 31, 2000
                                                                -------------- -------------     -----------------
Net asset value, beginning of period ..........................    $   5.04      $   6.67         $      10.00
                                                                   --------      --------         ------------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) .................................       (0.03)        (0.03)                   -

 Net realized and unrealized loss on investments ..............       (2.02)        (1.60)               (3.33)
                                                                   --------      --------         ------------

 Total from investment operations .............................       (2.05)        (1.63)               (3.33)
                                                                   --------      --------         ------------

 LESS DISTRIBUTIONS:

 Distributions from net investment income .....................           -            -#                    -

Net asset value, end of period ................................    $   2.99      $   5.04         $       6.67
                                                                   --------      --------         ------------

Total return ..................................................      (40.67)%      (24.43)%             (33.30)%(b)
                                                                   ========      ========         ============

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................    $ 194,971     $320,756         $    275,140

Ratio of expenses to average net assets after waivers .........         1.15%        1.15%                1.15%(a)(c)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................         1.13%       N/A                  N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................         1.25%         1.23%                1.21%(a)(c)

Ratio of net investment income (loss) to average net assets
  after waivers. ..............................................        (0.96)%       (0.56)%              (0.00)%(a)(c)

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly ......................        (0.94)%      N/A                  N/A

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly .....................        (1.06)%       (0.64)%              (0.07)%(a)(c)

Portfolio turnover rate .......................................           80%           41%                  49%

Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................    $       -#    $      -#         $          -

                       See Notes to Financial Statements.


96 FINANCIAL HIGHLIGHTS                                      EQ Advisors Trust

EQ/BALANCED PORTFOLIO(d)(g)(j):




                                                                      CLASS IA
                                       -----------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                       -----------------------------------------------------------------------
                                          2002            2001            2000           1999           1998
                                       ---------       ---------       ---------      ---------      ---------
Net asset value, beginning of
  period ..........................    $   14.52       $   15.20       $   19.18      $   18.51      $   17.58
                                       ---------       ---------       ---------      ---------      ---------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............         0.33            0.40            0.60           0.52           0.56

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........        (2.15)          (0.69)          (0.92)          2.69           2.54
                                       ---------       ---------       ---------      ---------      ---------

 Total from investment
  operations ......................        (1.82)          (0.29)          (0.32)          3.21           3.10
                                       ---------       ---------       ---------      ---------      ---------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............        (0.16)          (0.39)          (0.62)         (0.56)         (0.50)

 Distributions from realized
  gains ...........................            -               -           (3.04)         (1.98)         (1.67)
                                       ---------       ---------       ---------      ---------      ---------

 Total dividends and
  distributions ...................        (0.16)          (0.39)          (3.66)         (2.54)         (2.17)
                                       ---------       ---------       ---------      ---------      ---------

Net asset value, end of period         $   12.54       $   14.52       $   15.20      $   19.18      $   18.51
                                       =========       =========       =========      =========      =========

Total return ......................       (12.52)%         (1.85)%         (1.32)%        17.79%         18.11%
                                       =========       =========       =========      ==========     =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000's) ..........................    $2,908,058      $2,122,401     $1,914,143     $2,126,313     $1,936,429

Ratio of expenses to average
 net assets after waivers .........         0.65%           0.65%        N/A             N/A            N/A

Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............         0.63%         N/A            N/A             N/A            N/A

Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........         0.66%           0.65%           0.59%         0.44%          0.45%

Ratio of net investment
 income to average net
 assets after waivers .............         1.91%           2.74%        N/A             N/A            N/A

Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .............         1.93%          N/A             N/A           N/A            N/A

Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly .............         1.90%           2.74%           3.17%         2.68%          3.00%

Portfolio turnover rate ...........          337%            184%            183%          107%            95%

Effect of voluntary expense
 limitation during the period:

 Per share benefit to net
 investment income ................    $       -#       $       -         N/A             N/A            N/A



                                                                   CLASS IB
                                      --------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,                 JULY 8, 1998*
                                      -----------------------------------------------           TO
                                        2002           2001         2000        1999     DECEMBER 31, 1998
                                      --------       -------      -------     -------   ------------------
Net asset value, beginning of
  period ..........................   $  14.45       $ 15.14      $ 19.15     $ 18.51       $   19.48
                                      --------       -------      -------     -------       ---------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............       0.26          0.35         0.55        0.47            0.24

 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      (2.10)        (0.67)       (0.93)       2.69            0.66
                                      --------       -------      -------     -------       ---------

 Total from investment
  operations ......................      (1.84)        (0.32)       (0.38)       3.16            0.90
                                      --------       -------      -------     -------       ---------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............      (0.14)        (0.37)       (0.59)      (0.54)          (0.20)

 Distributions from realized
  gains ...........................          -             -        (3.04)      (1.98)          (1.67)
                                      --------       -------      -------     -------       ---------

 Total dividends and
  distributions ...................      (0.14)        (0.37)       (3.63)      (2.52)          (1.87)
                                      --------       -------      -------     -------       ---------

Net asset value, end of period        $  12.47       $ 14.45      $ 15.14     $ 19.15       $   18.51
                                      ========       =======      =======     =======       =========

Total return ......................     (12.71)%       (2.08)%      (1.58)%     17.50%           4.92%(b)
                                      ========       =======      =======     =======       =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000's) ..........................   $665,088      $359,212      $41,282     $10,701       $      10

Ratio of expenses to average
 net assets after waivers .........       0.90%         0.90%       N/A          N/A           N/A

Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............       0.88%        N/A          N/A          N/A           N/A

Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........       0.91%         0.90%        0.84%       0.69%           0.70%(a)

Ratio of net investment
 income to average net
 assets after waivers .............       1.66%         3.72%        N/A          N/A           N/A

Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .............       1.68%         N/A          N/A          N/A           N/A

Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly .............       1.65%         3.72%        2.92%       2.43%          2.65%(a)

Portfolio turnover rate ...........        337%          184%         183%        107%            95%

Effect of voluntary expense
 limitation during the period:

 Per share benefit to net
 investment income ................   $      -#      $     -         N/A          N/A           N/A

                       See Notes to Financial Statements.


EQ Advisors Trust                                     FINANCIAL HIGHLIGHTS  97

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(h):




                                                                             CLASS IA
                                                              --------------------------------------
                                                                                    MAY 18, 2001*
                                                                  YEAR ENDED              TO
                                                               DECEMBER 31, 2002  DECEMBER 31, 2001
                                                              ------------------ -------------------
Net asset value, beginning of period ........................      $  11.77         $    12.26
                                                                   --------         ----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ......................................          0.18               0.11

 Net realized and unrealized gain (loss) on investments
  and from currency transactions ............................         (1.76)             (0.26)
                                                                   --------         ----------

 Total from investment operations ...........................         (1.58)             (0.15)
                                                                   --------         ----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .......................         (0.16)             (0.13)

 Distributions from realized gains ..........................             -              (0.21)
                                                                   --------         ----------

 Total dividends and distributions ..........................         (0.16)             (0.34)
                                                                   --------         ----------

Net asset value, end of period ..............................      $  10.03         $    11.77
                                                                   ========         ==========

Total return ................................................        (13.42)%            (1.21)%(b)
                                                                   ========         ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ...........................      $ 21,214        $   18,000

Ratio of expenses to average net assets after waivers .......          0.70%           0.70(a)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ......................................          0.69%           N/A

Ratio of expenses to average net assets before waivers
  and fees paid indirectly ..................................          0.73%             0.73%(a)

Ratio of net investment income to average net assets
  after waivers .............................................          1.77%             1.69%(a)

Ratio of net investment income to average net assets
  after waivers and fees paid indirectly ....................          1.78%           N/A

Ratio of net investment income to average net assets
  before waivers and fees paid indirectly ...................          1.75%             1.66%(a)

Portfolio turnover rate .....................................            13%               90%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income .................      $      -#         $      -#



                                                                                          CLASS IB
                                                                -------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                   2002         2001          2000         1999        1998**
                                                                --------      -------       -------      -------      -------
Net asset value, beginning of period ........................   $  11.77      $ 11.73       $ 12.06      $ 11.94      $ 10.00
                                                                --------      -------       -------      -------      -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ......................................       0.14         0.11          0.09         0.11         0.06

 Net realized and unrealized gain (loss) on investments
  and from currency transactions ............................      (1.74)        0.25         (0.33)        0.31         1.94
                                                                --------      -------       -------      -------      -------

 Total from investment operations ...........................      (1.60)        0.36         (0.24)        0.42         2.00
                                                                --------      -------       -------      -------      -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .......................      (0.14)       (0.11)       (0.09)       (0.11)       (0.06)

 Distributions from realized gains ..........................          -        (0.21)           -        (0.19)           -
                                                                --------      -------       ------       ------       ------

 Total dividends and distributions ..........................      (0.14)       (0.32)       (0.09)       (0.30)       (0.06)
                                                                --------      -------       ------       ------       ------

Net asset value, end of period ..............................   $  10.03      $ 11.77       $11.73       $12.06       $ 11.94
                                                                ========      =======       ======       ======       =======

Total return ................................................     (13.61)%       3.09%       (1.94)%       3.55%        20.01%
                                                                ========      =======       ======       ======       =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ...........................   $800,212     $608,741     $176,049     $133,503      $74,588

Ratio of expenses to average net assets after waivers .......       0.95%        0.95%        0.95%        0.94%        0.90%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ......................................       0.94%       N/A          N/A           N/A          N/A

Ratio of expenses to average net assets before waivers
  and fees paid indirectly ..................................       0.98%        0.98%        0.95%        1.00%        1.20%

Ratio of net investment income to average net assets
  after waivers .............................................       1.52%        1.40%        0.91%         1.10%       1.19%

Ratio of net investment income to average net assets
  after waivers and fees paid indirectly ....................       1.53%       N/A          N/A           N/A          N/A

Ratio of net investment income to average net assets
  before waivers and fees paid indirectly ...................       1.50%        1.37%        0.91%         1.04%       0.89%

Portfolio turnover rate .....................................         13%          90%          33%           32%         37%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income .................   $      -      $     -#      $     -      $  0.01      $ 0.02

                       See Notes to Financial Statements.


98 FINANCIAL HIGHLIGHTS                                      EQ Advisors Trust

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:




                                                                                CLASS IA
                                                                           ------------------
                                                                            OCTOBER 2, 2002*
                                                                                   TO
                                                                            DECEMBER 31, 2002
                                                                           ------------------
Net asset value, beginning of period .....................................    $     5.64
                                                                              ----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .....................................................             -#

 Net realized and unrealized gain (loss) on investments ..................          0.24
                                                                              ----------

 Total from investment operations ........................................          0.24
                                                                              ----------

 LESS DISTRIBUTIONS:

 Distributions from realized gains .......................................             -
                                                                              ----------

Net asset value, end of period ...........................................    $     5.88
                                                                              ==========

Total return .............................................................          4.26%(b)
                                                                              ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ........................................    $       51

Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................          0.80%(a)

Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................          0.70%(a)

Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................          1.82%(a)

Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................         (0.13)%(a)

Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................         (0.03)%(a)

Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................         (1.15)%(a)

Portfolio turnover rate ..................................................           130%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment loss ................................    $     0.02



                                                                                          CLASS IB
                                                                           ---------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
                                                                                2002          2001         2000
                                                                           ------------- ------------- -----------
Net asset value, beginning of period .....................................   $    7.99     $    9.64    $  10.76
                                                                             ---------     ---------    --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .....................................................       (0.01)        (0.02)      (0.01)

 Net realized and unrealized gain (loss) on investments ..................       (2.10)        (1.37)      (0.34)
                                                                             ---------     ---------    --------

 Total from investment operations ........................................       (2.11)        (1.39)      (0.35)
                                                                             ---------     ---------    --------

 LESS DISTRIBUTIONS:

 Distributions from realized gains .......................................           -         (0.26)      (0.77)
                                                                             ---------     ---------    --------

Net asset value, end of period ...........................................   $    5.88     $    7.99    $   9.64
                                                                             =========     =========    ========

Total return .............................................................      (26.41)%      (14.74)%     (2.87)%
                                                                             =========     =========    ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ........................................   $  11,064     $   5,898    $  3,922

Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................        1.05%         1.05%       1.05%

Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................        0.95%        N/A          N/A

Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................        2.07%         2.36%       2.37%

Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................       (0.38)%       (0.33)%     (0.11)%

Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................       (0.28)%       N/A          N/A

Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................       (1.40)%       (1.64)%     (1.43)%

Portfolio turnover rate ..................................................         130%           46%         81%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment loss ................................   $    0.04     $    0.08    $   0.10



                                                                                CLASS IB
                                                                           -------------------
                                                                            SEPTEMBER 1, 1999*
                                                                                    TO
                                                                            DECEMBER 31, 1999
                                                                           -------------------
Net asset value, beginning of period .....................................    $    10.00
                                                                              ----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment loss .....................................................         (0.01)

 Net realized and unrealized gain (loss) on investments ..................          0.83
                                                                              ----------

 Total from investment operations ........................................          0.82
                                                                              ----------

 LESS DISTRIBUTIONS:

 Distributions from realized gains .......................................         (0.06)
                                                                              ----------

Net asset value, end of period ...........................................    $    10.76
                                                                              ==========

Total return .............................................................          8.09%(b)
                                                                              ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ........................................    $    2,622

Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................          1.05%(a)

Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................       N/A

Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................          5.38%(a)

Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................         (0.19)%(a)

Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................       N/A

Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................         (4.52)%(a)

Portfolio turnover rate ..................................................            45%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment loss ................................    $        -

                       See Notes to Financial Statements.


EQ Advisors Trust                                     FINANCIAL HIGHLIGHTS  99

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:




                                                                                    CLASS IA
                                                                               ------------------
                                                                                 MARCH 25, 2002*
                                                                                       TO
                                                                                DECEMBER 31, 2002
                                                                               ------------------
Net asset value,beginning of period ..........................................   $      8.77
                                                                                 -----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income .......................................................          0.05

 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................         (1.35)
                                                                                 -----------

 Total from investment operations ............................................         (1.30)
                                                                                 -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................................         (0.12)

 Distributions from realized gains ...........................................             -
                                                                                 -----------

 Total dividends and distributions ...........................................         (0.12)
                                                                                 -----------

Net asset value, end of period ...............................................   $      7.35
                                                                                 ===========

Total return .................................................................        (14.81)%(b)
                                                                                 ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................................   $        84

Ratio of expenses to average net assets after waivers ........................          0.95%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.92%(a)

Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.14%(a)

Ratio of net investment income to average net assets after waivers ...........          0.76%(a)

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................          0.79%(a)

Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................          0.57%(a)

Portfolio turnover rate ......................................................            23%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ..................................   $      0.01



                                                                                               CLASS IB
                                                                               -----------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------
                                                                                    2002          2001          2000
                                                                               ------------- ------------- -------------
Net asset value,beginning of period ..........................................   $   8.77      $  11.28      $  14.10
                                                                                 --------      --------      --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income .......................................................       0.06          0.04          0.10

 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................      (1.37)        (2.38)        (2.68)
                                                                                 --------      --------      --------

 Total from investment operations ............................................      (1.31)        (2.34)        (2.58)
                                                                                 --------      --------      --------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................................      (0.11)        (0.14)        (0.07)

 Distributions from realized gains ...........................................          -         (0.03)        (0.17)
                                                                                 --------      --------      --------

 Total dividends and distributions ...........................................      (0.11)        (0.17)        (0.24)
                                                                                 --------      --------      --------

Net asset value, end of period ...............................................   $   7.35      $   8.77      $  11.28
                                                                                 ========      ========      ========

Total return .................................................................     (15.00)%      (20.89)%      (19.19)%
                                                                                 ========      ========      ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................................   $125,521      $101,683      $110,486

Ratio of expenses to average net assets after waivers ........................       1.20%         1.20%         1.20%

Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................       1.17%         N/A           N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................       1.39%         1.39%         1.28%

Ratio of net investment income to average net assets after waivers ...........       0.51%         0.39%         0.37%

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................       0.54%         N/A           N/A

Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................       0.32%         0.20%         0.29%

Portfolio turnover rate ......................................................         23%           38%           26%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ..................................   $   0.01      $   0.02      $   0.02



                                                                                    CLASS IB
                                                                               ------------------
                                                                                  MAY 1, 1999*
                                                                                       TO
                                                                                DECEMBER 31, 1999
                                                                               ------------------
Net asset value,beginning of period ..........................................    $    10.00
                                                                                  ----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income .......................................................             -

 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................          4.10
                                                                                  ----------

 Total from investment operations ............................................          4.10
                                                                                  ----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................................             -

 Distributions from realized gains ...........................................             -
                                                                                  ----------

 Total dividends and distributions ...........................................             -
                                                                                  ----------

Net asset value, end of period ...............................................    $    14.10
                                                                                  ==========

Total return .................................................................         41.00%(b)
                                                                                  ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................................    $   52,049

Ratio of expenses to average net assets after waivers ........................          1.20%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................         N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.65%(a)

Ratio of net investment income to average net assets after waivers ...........          0.02%(a)

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................         N/A

Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................         (0.43)%(a)

Portfolio turnover rate ......................................................            28%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ..................................    $     0.02

                       See Notes to Financial Statements.


100 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(k):




                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $     10.84
                                                                              -----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................          0.11

 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................         (2.71)
                                                                              -----------

 Total from investment operations .........................................         (2.60)
                                                                              -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................         (0.02)

 Distributions from realized gains ........................................             -
                                                                              -----------

 Total dividends and distributions ........................................         (0.02)
                                                                              -----------

Net asset value, end of period ............................................   $      8.22
                                                                              ===========

Total return ..............................................................        (23.94)%(b)
                                                                              ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................   $        82

Ratio of expenses to average net assets after waivers .....................          0.70%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.18%(a)

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.81%(a)

Ratio of net investment income to average net assets after waivers ........          0.75%(a)

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          1.27%(a)

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.64%(a)

Portfolio turnover rate ...................................................           222%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................   $      0.01



                                                                                           CLASS IB
                                                                            ---------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            ---------------------------------------
                                                                                 2002          2001         2000
                                                                            ------------- ------------- -----------
Net asset value, beginning of period ......................................   $  10.93       $ 11.18      $ 10.69
                                                                              --------       -------      -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................       0.04          0.02        0.04

 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................      (2.73)        (0.25)       0.59
                                                                              --------       -------      -------

 Total from investment operations .........................................      (2.69)        (0.23)       0.63
                                                                              --------       -------      -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................      (0.02)        (0.02)      ( 0.04)

 Distributions from realized gains ........................................          -             -       ( 0.10)
                                                                              --------       -------      -------

 Total dividends and distributions ........................................      (0.02)        (0.02)      ( 0.14)
                                                                              --------       -------      -------

Net asset value, end of period ............................................   $   8.22       $ 10.93      $ 11.18
                                                                              ========       =======      =======

Total return ..............................................................     (24.62)%       (2.04)%       5.92%
                                                                              ========       =======      =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................   $563,396       $111,944     $77,959

Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%        0.95%

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.43%        N/A           N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       1.06%         1.05%        1.06%

Ratio of net investment income to average net assets after waivers ........       0.50%         0.26%        0.47%

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       1.02%         N/A           N/A

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.39%         0.16%        0.37%

Portfolio turnover rate ...................................................        222%           30%          38%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................   $     -#       $  0.01      $  0.01



                                                                                 CLASS IB
                                                                            ------------------
                                                                               MAY 1, 1999*
                                                                                    TO
                                                                             DECEMBER 31, 1999
                                                                            ------------------
Net asset value, beginning of period ......................................    $    10.00
                                                                               ----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................          0.02

 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................          0.69
                                                                               ----------

 Total from investment operations .........................................          0.71
                                                                               ----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................         (0.02)

 Distributions from realized gains ........................................             -
                                                                               ----------

 Total dividends and distributions ........................................         (0.02)
                                                                               ----------

Net asset value, end of period ............................................    $    10.69
                                                                               ==========

Total return ..............................................................          7.10%(b)
                                                                               ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................    $   33,903

Ratio of expenses to average net assets after waivers .....................          0.95%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................        N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          1.35%(a)

Ratio of net investment income to average net assets after waivers ........          0.37%(a)

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................        N/A

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................         (0.03)%(a)

Portfolio turnover rate ...................................................            36%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................    $     0.02

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  101

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(n):




                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $     10.12
                                                                              -----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................          0.05

 Net realized and unrealized gain (loss) on investments ...................         (2.35)
                                                                              -----------

 Total from investment operations .........................................         (2.30)
                                                                              -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................         (0.05)

 Distributions from realized gains ........................................             -
                                                                              -----------

 Total dividends and distributions ........................................         (0.05)
                                                                              -----------

Net asset value, end of period ............................................   $      7.77
                                                                              ===========

Total return ..............................................................        (22.77)%(b)
                                                                              ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................   $        93

Ratio of expenses to average net assets after waivers .....................          0.70%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.66%(a)

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.77%(a)

Ratio of net investment income to average net assets after waivers ........          0.68%(a)

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          0.72%(a)

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.61%(a)

Portfolio turnover rate ...................................................            30%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................   $         -#



                                                                                            CLASS IB
                                                                            ----------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            ----------------------------------------
                                                                                 2002          2001         2000
                                                                            ------------- ------------- ------------
Net asset value, beginning of period ......................................   $  10.22       $ 10.46      $ 10.32
                                                                              --------       -------      -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................       0.03          0.03         0.05

 Net realized and unrealized gain (loss) on investments ...................      (2.45)        (0.24)        0.30
                                                                              --------       -------      -------
 Total from investment operations .........................................      (2.42)        (0.21)        0.35
                                                                              --------       -------      -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................      (0.03)        (0.03)       (0.05)

 Distributions from realized gains ........................................          -             -#       (0.16)
                                                                              --------       -------      -------
 Total dividends and distributions ........................................      (0.03)        (0.03)       (0.21)
                                                                              --------       -------      -------
Net asset value, end of period ............................................   $   7.77       $ 10.22      $ 10.46
                                                                              ========       =======      =======
Total return ..............................................................     (23.68)%       (2.01)%       3.56%
                                                                              ========       =======      =======
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................   $273,334      $198,364     $136,485

Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%        0.95%

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.91%        N/A           N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       1.02%         1.01%        1.01%

Ratio of net investment income to average net assets after waivers ........       0.43%         0.32%        0.60%

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       0.47%        N/A           N/A

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.36%         0.26%        0.54%

Portfolio turnover rate ...................................................         30%           36%          43%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................   $      -#       $    -#      $ 0.01



                                                                                 CLASS IB
                                                                            ------------------
                                                                               MAY 1, 1999*
                                                                                    TO
                                                                             DECEMBER 31, 1999
                                                                            ------------------
Net asset value, beginning of period ......................................     $  10.00
                                                                                ----------
 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................         0.02

 Net realized and unrealized gain (loss) on investments ...................         0.35
                                                                                ----------

 Total from investment operations .........................................         0.37
                                                                                ----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................        (0.02)

 Distributions from realized gains ........................................        (0.03)
                                                                                ----------

 Total dividends and distributions ........................................        (0.05)
                                                                                ----------

Net asset value, end of period ............................................     $  10.32
                                                                                ==========

Total return ..............................................................         3.76%(b)
                                                                                ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................     $  67,472

Ratio of expenses to average net assets after waivers .....................         0.95%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................         N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................         1.23%(a)

Ratio of net investment income to average net assets after waivers ........         0.63%(a)

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................         N/A

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................         0.35%(a)

Portfolio turnover rate ...................................................           50%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................     $   0.01

                       See Notes to Financial Statements.


102 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/EMERGING MARKETS EQUITY PORTFOLIO:


                                                                    CLASS IA
                                                               ------------------
                                                                OCTOBER 2, 2002*
                                                                       TO
                                                                DECEMBER 31, 2002
                                                               ------------------
Net asset value, beginning of period .........................     $   4.85
                                                                   --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................            -#

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................         0.44
                                                                   --------

 Total from investment operations ............................         0.44
                                                                   --------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................            -

 Distributions from realized gains ...........................            -
                                                                   --------

 Total dividends and distributions ...........................            -
                                                                   --------

Net asset value, end of year .................................     $   5.29
                                                                   ========

Total return .................................................         9.07%(b)
                                                                   ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's) ..............................     $     62

Ratio of expenses to average net assets after waivers ........         1.57%(a)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................         1.56%(a)

Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................         1.62%(a)

Ratio of net investment income (loss) to average net assets
  after waivers ..............................................         0.13%(a)

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................         0.14%(a)

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................         0.08%(a)

Portfolio turnover rate ......................................           78%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........            -#


                                                                                      CLASS IB
                                                                  -------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                  -------------------------------------------------
                                                                   2002          2001          2000          1999
                                                                  -------       -------      --------       -------
Net asset value, beginning of period .........................    $  5.61       $  5.93      $  11.22       $  5.79
                                                                  -------       -------      --------       -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................      (0.01)         0.02        ( 0.08)       ( 0.01)

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................      (0.32)        (0.33)       ( 4.37)         5.55
                                                                  -------       -------      --------       -------

 Total from investment operations ............................      (0.33)        (0.31)       ( 4.45)         5.54
                                                                  -------       -------      --------       -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................          -             -             -             -

 Distributions from realized gains ...........................          -         (0.01)       ( 0.84)       ( 0.11)
                                                                  -------       -------      --------       -------

 Total dividends and distributions ...........................          -         (0.01)       ( 0.84)       ( 0.11)
                                                                  -------       -------      --------       -------

Net asset value, end of year .................................    $  5.28       $  5.61      $   5.93       $ 11.22
                                                                  =======       =======      ========       =======

Total return .................................................      (6.05)%       (5.09)%      (40.12)%       95.82%
                                                                  =======       =======      ========       =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's) ..............................   $193,115      $183,868      $198,044      $191,581

Ratio of expenses to average net assets after waivers ........       1.82%         1.78%         1.75%         1.75%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................       1.81%       N/A           N/A           N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.87%         2.13%         1.92%         2.38%

Ratio of net investment income (loss) to average net assets
  after waivers ..............................................      (0.12)%        0.32%        (0.86)%       (0.18)%

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................      (0.11)%      N/A           N/A           N/A

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................      (0.17)%       (0.03)%       (0.99)%       (0.82)%

Portfolio turnover rate ......................................         78%          143%           95%          138%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........         -#          0.02          0.01          0.02


                                                                 CLASS IB
                                                               -------------
                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    1998
                                                               -------------
Net asset value, beginning of period .........................   $    7.96
                                                                 ---------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................        0.03

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................       (2.18)
                                                                 ---------
 Total from investment operations ............................       (2.15)
                                                                 ---------







 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................       (0.02)

 Distributions from realized gains ...........................           -
                                                                 ---------
 Total dividends and distributions ...........................       (0.02)
                                                                 ---------
Net asset value, end of year .................................   $    5.79
                                                                 =========
Total return .................................................      (27.10)%
                                                                 =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's) ..............................   $  41,359

Ratio of expenses to average net assets after waivers ........        1.75%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................     N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................        2.63%

Ratio of net investment income (loss) to average net assets
  after waivers ..............................................        0.73%

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................     N/A

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................       (0.09)%

Portfolio turnover rate ......................................         114%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........        0.03

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  103

EQ/EQUITY 500 INDEX PORTFOLIO(d)(f):




                                                                       CLASS IA
                                        -----------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                        -----------------------------------------------------------------------
                                           2002            2001            2000           1999           1998
                                        ---------       ---------       ---------      ---------      ---------
Net asset value, beginning of
  year .............................    $   22.05       $   25.34       $   29.57      $   25.00      $   19.74
                                        ---------       ---------       ---------      ---------      ---------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income .............         0.26            0.26            0.25           0.28           0.27

 Net realized and unrealized
  gain (loss) on
  investments ......................        (5.15)          (3.28)          (3.13)          4.78           5.25
                                        ---------       ---------       ---------      ---------      ---------

 Total from investment
  operations .......................        (4.89)          (3.02)          (2.88)          5.06           5.52
                                        ---------       ---------       ---------      ---------      ---------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ................        (0.22)          (0.25)          (0.19)         (0.27)         (0.25)

 Distributions from realized
  gains ............................        (0.02)          (0.02)          (1.16)         (0.22)         (0.01)
                                        ---------       ---------       ---------      ----------     ---------

 Total dividends and
  distributions ....................        (0.24)          (0.27)          (1.35)         (0.49)         (0.26)
                                        ---------       ---------       ---------      ----------     ---------

Net asset value, end of year .......    $   16.92       $   22.05       $   25.34      $    29.57     $   25.00
                                        =========       =========       =========      ==========     =========

Total return .......................       (22.19)%        (11.95)%         (9.58)%         20.38%        28.07%
                                        =========       =========       =========      ==========     =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
  (000's) ..........................   $1,256,522      $1,775,556      $2,106,901      $2,618,539    $1,689,913

Ratio of expenses to average
  net assets .......................         0.32%           0.31%           0.32%           0.33%         0.34%

Ratio of net investment
  income to average net
  assets ...........................         1.30%           1.08%           0.87%           1.05%         1.23%

Portfolio turnover rate ............            8%              3%             17%              5%            6%



                                                                 CLASS IB
                                       ------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------
                                         2002          2001          2000         1999        1998
                                       --------      --------       -------      -------    -------
Net asset value, beginning of
  year .............................   $  21.95      $  25.22       $ 29.50      $ 24.98    $ 19.73
                                       --------      --------       -------      -------    -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income .............       0.18          0.20          0.16         0.21       0.22

 Net realized and unrealized
  gain (loss) on
  investments ......................      (5.09)        (3.26)        (3.11)        4.78       5.24
                                       --------      --------       -------      -------    -------

 Total from investment
  operations .......................      (4.91)        (3.06)        (2.95)        4.99       5.46
                                       --------      --------       -------      -------    -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ................      (0.18)        (0.19)        (0.17)       (0.25)      (0.20)

 Distributions from realized
  gains ............................      (0.02)        (0.02)        (1.16)       (0.22)      (0.01)
                                       --------      --------       -------      -------    --------

 Total dividends and
  distributions ....................      (0.20)        (0.21)        (1.33)       (0.47)      (0.21)
                                       --------      --------       -------      -------    --------

Net asset value, end of year .......   $  16.84      $  21.95       $ 25.22      $ 29.50    $  24.98
                                       ========      ========       =======      =======    ========

Total return .......................     (22.39)%      (12.15)%       (9.81)%      20.08%      27.74%
                                       ========      ========       =======      =======    ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
  (000's) ..........................   $860,185      $925,533       $928,578     $20,931    $    443

Ratio of expenses to average
  net assets .......................       0.57%         0.56%         0.57%        0.58%       0.59%

Ratio of net investment
  income to average net
  assets ...........................       1.05%         0.83%         0.58%        0.78%       0.98%

Portfolio turnover rate ............          8%            3%           17%           5%          6%

                       See Notes to Financial Statements.


104 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/EVERGREEN OMEGA PORTFOLIO:




                                                                                    CLASS IA
                                                                               ------------------
                                                                                OCTOBER 2, 2002*
                                                                                       TO
                                                                                DECEMBER 31, 2002
                                                                               ------------------
Net asset value, beginning of period .........................................    $     5.98
                                                                                  ----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................................          0.01

 Net realized and unrealized gain (loss) on investments ......................          0.09
                                                                                  ----------

 Total from investment operations ............................................          0.10
                                                                                  ----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................................             -
                                                                                  ----------

Net asset value, end of period ...............................................    $     6.08
                                                                                  ==========

Total return .................................................................          1.51%(b)
                                                                                  ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................................    $       50

Ratio of expenses to average net assets after waivers ........................          0.70%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.51%(a)

Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.29%(a)

Ratio of net investment income (loss) to average net assets after waivers.....         (0.04)%(a)

Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................          0.15%(a)

Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................         (0.64)%(a)

Portfolio turnover rate ......................................................           177%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........................    $     0.01



                                                                                               CLASS IB
                                                                                 -------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 -------------------------------------
                                                                                    2002          2001          2000
                                                                                 ---------     ---------     ---------
Net asset value, beginning of period .........................................   $    7.99     $    9.63     $   10.93
                                                                                 ---------     ---------     ---------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................................           -#        (0.02)         0.02

 Net realized and unrealized gain (loss) on investments ......................       (1.92)        (1.62)        (1.30)
                                                                                 ---------     ---------     ---------

 Total from investment operations ............................................       (1.92)        (1.64)        (1.28)
                                                                                 ---------     ---------     ---------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................................           -             -#        (0.02)
                                                                                 ---------     ---------     ---------

Net asset value, end of period ...............................................   $    6.07     $    7.99     $    9.63
                                                                                 =========     =========     =========

Total return .................................................................      (24.03)%      (17.02)%      (11.66)%
                                                                                 =========     =========     =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................................   $  25,146     $  13,506     $   8,676

Ratio of expenses to average net assets after waivers ........................        0.95%         0.95%         0.98%

Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................        0.76%        N/A           N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................        1.54%         1.89%         1.76%

Ratio of net investment income (loss) to average net assets after waivers.....       (0.29)%       (0.29)%        0.31%

Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................       (0.10)%       N/A           N/A

Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................       (0.89)%       (1.23)%       (0.47)%

Portfolio turnover rate ......................................................         177%          227%          115%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........................   $    0.03     $    0.06     $    0.04



                                                                                CLASS IB
                                                                               -----------
                                                                               YEAR ENDED
                                                                                 DECEMBER
                                                                                   31,
                                                                               -----------
                                                                                 1999***
                                                                               -----------
Net asset value, beginning of period .........................................   $ 10.00
                                                                                 -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................................      0.04

 Net realized and unrealized gain (loss) on investments ......................      0.93
                                                                                 -------

 Total from investment operations ............................................      0.97
                                                                                 -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................................     (0.04)
                                                                                 -------

Net asset value, end of period ...............................................   $ 10.93
                                                                                 =======

Total return .................................................................      9.70%
                                                                                 =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................................   $ 4,818

Ratio of expenses to average net assets after waivers ........................      1.05%

Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................    N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................      2.86%

Ratio of net investment income (loss) to average net assets after waivers.....      0.63%

Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................    N/A

Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................     (1.18)%

Portfolio turnover rate ......................................................       148%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........................   $  0.11

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  105

EQ/FI MID CAP PORTFOLIO:




                                                                         CLASS IA               CLASS IB
                                                                    ------------------ ---------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                      MARCH 25, 2002*  ---------------------------
                                                                            TO
                                                                     DECEMBER 31, 2002      2002          2001
                                                                    ------------------ ------------- -------------
Net asset value, beginning of period ..............................   $      8.57        $   8.67      $  10.02
                                                                      -----------        --------      --------

  INCOME FROM INVESTMENT OPERATIONS:

  Net investment income ...........................................          0.01               -#         0.01

  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ..................................         (1.50)          (1.60)        (1.35)
                                                                      -----------        --------      --------

  Total from investment operations ................................         (1.49)          (1.60)        (1.34)
                                                                      -----------        --------      --------

  LESS DISTRIBUTIONS:

  Dividends from net investment income ............................            -#               -#        (0.01)
                                                                      -----------        --------      --------

Net asset value, end of period ....................................   $      7.08        $   7.07      $   8.67
                                                                      ===========        ========      ========

Total return ......................................................        (17.37)%(b)     (18.44)%      (13.42)%
                                                                      ===========        ========      ========

RATIO/SUPPLEMENTAL DATE:

Net assets, end of period (000's) .................................   $       106        $279,947      $177,447

Ratio of expenses to average net assets after waivers .............          0.75%(a)        1.00%         1.00%

Ratio of expenses to average net assets after waivers and fees
  paid indirectly .................................................          0.66%(a)        0.91%       N/A

Ratio of expenses to average net assets before waivers and fees
  paid indirectly .................................................          0.83%(a)        1.08%         1.22%

Ratio of net investment income (loss) to average net assets after
  waivers .........................................................          0.02%(a)       (0.23)%        0.26%

Ratio of net investment income (loss) to average net assets after
  waivers and fees paid indirectly ................................          0.11%(a)       (0.14)%      N/A

Ratio of net investment income (loss) to average net assets before
  waivers and fees paid indirectly ................................         (0.06)%(a)      (0.31)%        0.04%

Portfolio turnover rate ...........................................           214%            214%          231%

Effect of voluntary expense limitation during the period:

  Per share benefit to net investment income (loss) ...............   $         -#        $     -#      $   0.01



                                                                         CLASS IB
                                                                    -------------------
                                                                     SEPTEMBER 1, 2000*
                                                                             TO
                                                                     DECEMBER 31, 2000
                                                                    -------------------
Net asset value, beginning of period ..............................      $  10.00
                                                                         ---------

  INCOME FROM INVESTMENT OPERATIONS:

  Net investment income ...........................................          0.01

  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ..................................          0.03
                                                                         ---------

  Total from investment operations ................................          0.04
                                                                         ---------

  LESS DISTRIBUTIONS:

  Dividends from net investment income ............................         (0.02)
                                                                         ---------

Net asset value, end of period ....................................      $  10.02
                                                                         =========

Total return ......................................................          0.46%(b)
                                                                         =========

RATIO/SUPPLEMENTAL DATE:

Net assets, end of period (000's) .................................     $  45,790

Ratio of expenses to average net assets after waivers .............          1.00%(a)

Ratio of expenses to average net assets after waivers and fees
  paid indirectly .................................................         N/A

Ratio of expenses to average net assets before waivers and fees
  paid indirectly .................................................          1.23%(a)

Ratio of net investment income (loss) to average net assets after
  waivers .........................................................          1.17%(a)

Ratio of net investment income (loss) to average net assets after
  waivers and fees paid indirectly ................................         N/A

Ratio of net investment income (loss) to average net assets before
  waivers and fees paid indirectly ................................          0.94%(a)

Portfolio turnover rate ...........................................            42%

Effect of voluntary expense limitation during the period:

  Per share benefit to net investment income (loss) ...............      $      -

                       See Notes to Financial Statements.


106 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/FI SMALL/MID CAP VALUE PORTFOLIO:



                                                                         CLASS IA
                                      -------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,                        NOVEMBER 24,
                                      -----------------------------------------------------            1998* TO
                                         2002         2001          2000             1999          DECEMBER 31, 1998
                                      ---------     -------      ---------        ---------     ---------------------
Net asset value, beginning of
  period ..........................   $   11.61     $ 11.21      $   10.76         $   10.59         $     10.40
                                      ---------     -------      ---------         ---------         -----------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............        0.11        0.12            0.10             0.03                0.03

 Net realized and unrealized
  gain (loss) on
  investments .....................       (1.79)       0.36            0.48             0.19                0.23+
                                      ---------     -------      ----------        ---------         -----------

 Total from investment
  operations ......................       (1.68)       0.48            0.58             0.22                0.26
                                      ---------     -------      ----------        ---------         -----------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............       (0.08)      (0.08)          (0.13)           (0.05)              (0.06)

 Tax return of capital
  distributions ...................           -           -               -                -               (0.01)
                                      ---------     -------      ----------        ---------         -----------

 Total dividends and
  distributions ...................       (0.08)      (0.08)          (0.13)           (0.05)              (0.07)
                                      ---------     -------      ----------        ---------         -----------

Net asset value, end of period.....   $    9.85     $ 11.61      $    11.21        $   10.76         $     10.59
                                      =========     =======      ==========        =========         ===========

Total return. .....................      (14.49)%      4.29%           5.48%            2.07%               2.63%(b)
                                      =========     =======      ==========        =========         ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
  (000's) .........................   $  18,779     $18,087      $    7,269        $   2,339         $       747

Ratio of expenses to average
  net assets after waivers ........        0.85%       0.85%           0.82%(c)         0.75%(c)            0.75%(a)(c)

Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........        0.83%       N/A           N/A              N/A                 N/A

Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........        0.85%       0.86%           0.87%(c)         0.84%(c)            0.92%(a)(c)

Ratio of net investment
  income to average net
  assets after waivers ............        1.00%       1.28%           1.42%(c)         0.40%(c)            0.72%(a)(c)

Ratio of net investment
  income to average net
  assets after waivers and
  fees paid indirectly ............        1.02%        N/A          N/A              N/A                 N/A

Ratio of net investment
  income to average net
  assets before waivers and
  fees paid indirectly ............        1.00%       1.27%           1.37%(c)         0.32%(c)            0.55%(a)(c)

Portfolio turnover rate ...........          98%        106%            196%             192%                111%

Effect of voluntary expense
  limitation during the
  period:

 Per share benefit to net
 investment income ................   $       -     $     -#     $     0.01        $    0.01         $      0.17



                                                                       CLASS IB
                                      ----------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------------------
                                         2002         2001           2000             1999              1998
                                      ----------- ------------ ---------------- ---------------- -----------------
Net asset value, beginning of
  period ..........................   $  11.61      $ 11.22       $   10.78        $   10.61        $    11.85
                                      --------      -------       ---------        ---------        ----------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............       0.07         0.06            0.12             0.02              0.05

 Net realized and unrealized
  gain (loss) on
  investments .....................      (1.78)        0.39            0.43             0.17             (1.24)
                                      --------      -------       ---------        ---------        ----------

 Total from investment
  operations ......................      (1.71)        0.45            0.55             0.19             (1.19)
                                      --------      -------       ---------        ---------        ----------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............      (0.06)       (0.06)         (0.11)            (0.02)            (0.04)

 Tax return of capital
  distributions ...................          -            -              -                 -             (0.01)
                                      --------      -------       --------         ---------         ---------

 Total dividends and
  distributions ...................      (0.06)       (0.06)         (0.11)            (0.02)            (0.05)
                                      --------      -------       --------         ---------         ---------

Net asset value, end of period.....   $   9.84      $ 11.61       $  11.22         $   10.78         $    10.61
                                      ========      =======       ========         =========         ==========

Total return. .....................     (14.77)%       4.04%          5.13%             1.80%            (10.02)%
                                      ========      =======       ========         =========         ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
  (000's) .........................   $646,958     $429,560      $ 153,232         $ 149,618         $  166,746

Ratio of expenses to average
  net assets after waivers ........       1.10%        1.10%          1.07%(c)          1.00%(c)           1.00%(c)

Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........       1.08%        N/A           N/A              N/A                N/A

Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........       1.10%        1.11%          1.12%(c)         1.09%(c)            1.17%(c)

Ratio of net investment
  income to average net
  assets after waivers ............       0.75%        1.03%          1.17%(c)         0.21%(c)            0.47%(c)

Ratio of net investment
  income to average net
  assets after waivers and
  fees paid indirectly ............       0.77%        N/A           N/A              N/A                 N/A

Ratio of net investment
  income to average net
  assets before waivers and
  fees paid indirectly ............       0.75%        1.02%          1.12%(c)         0.12%(c)            0.30%(c)

Portfolio turnover rate ...........         98%         106%           196%             192%                111%

Effect of voluntary expense
  limitation during the
  period:

 Per share benefit to net
 investment income ................   $      -      $     -#      $       -        $    0.02          $     0.02

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  107

EQ/HIGH YIELD PORTFOLIO(d)(e):




                                                               CLASS IA
                                   -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------
                                       2002         2001         2000         1999          1998
                                   ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  5.46      $  6.00      $  7.43      $  8.71       $ 10.41
                                     -------      -------      -------      -------       -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .........................      0.48         0.63         0.76         0.90          1.07

 Net realized and unrealized
  gain (loss) on
  investments ....................     (0.63)       (0.58)       (1.40)       (1.19)        (1.56)
                                     -------      -------      -------      -------       -------

 Total from investment
  operations .....................     (0.15)        0.05        (0.64)       (0.29)        (0.49)
                                     -------      -------      -------      -------       -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..............     (0.49)       (0.59)       (0.79)       (0.96)        (1.03)

 Distributions from realized
  gains ..........................         -            -            -        (0.01)        (0.18)

 Tax return of capital
  distributions ..................         -            -            -        (0.02)            -
                                     -------      -------      -------      -------       -------

 Total dividends and
  distributions ..................     (0.49)       (0.59)       (0.79)       (0.99)        (1.21)
                                     -------      -------      -------      -------       -------

Net asset value, end of year .....   $  4.82      $  5.46      $  6.00      $  7.43       $  8.71
                                     =======      =======      =======      =======       =======

Total return .....................     (2.72)%       0.89%       (8.65)%      (3.35)%       (5.15)%
                                     =======      =======      =======      =======       =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
  (000's) ........................   $234,361    $254,910     $263,012     $336,292      $405,308

Ratio of expenses to average
  net assets .....................      0.69%        0.67%        0.67%        0.63%         0.63%

Ratio of net investment
  income to average net
  assets .........................      9.21%       10.15%       10.54%       10.53%        10.67%

Portfolio turnover rate ..........       141%          88%          87%         178%          181%



                                                               CLASS IB
                                   -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------
                                       2002         2001         2000         1999          1998
                                   ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  5.43      $  5.97      $  7.40      $  8.69       $ 10.39
                                     -------      -------      -------      -------       -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) .........................      0.47         0.58         0.74         0.87          1.04

 Net realized and unrealized
  gain (loss) on
  investments ....................     (0.63)       (0.54)       (1.40)       (1.18)        (1.56)
                                     -------      -------      -------      -------       -------

 Total from investment
  operations .....................     (0.16)        0.04        (0.66)       (0.31)        (0.52)
                                     -------      -------      -------      -------       -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ..............     (0.48)       (0.58)       (0.77)       (0.95)        (1.00)

 Distributions from realized
  gains ..........................         -            -            -        (0.01)        (0.18)

 Tax return of capital
  distributions ..................         -            -            -        (0.02)            -
                                     -------      -------      -------      -------       -------

 Total dividends and
  distributions ..................     (0.48)       (0.58)       (0.77)       (0.98)        (1.18)
                                     -------      -------      -------      -------       -------

Net asset value, end of year .....   $  4.79      $  5.43      $  5.97      $  7.40       $  8.69
                                     =======      =======      =======      =======       =======

Total return .....................     (2.96)%       0.66%       (8.90)%      (3.58)%       (5.38)%
                                     =======      ========     =======      =======       =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
  (000's) ........................   $330,804     $285,484    $230,916     $230,290      $207,042

Ratio of expenses to average
  net assets .....................       0.94%        0.92%       0.92%        0.88%         0.88%

Ratio of net investment
  income to average net
  assets .........................       8.96%        9.97%      10.28%       10.25%        10.60%

Portfolio turnover rate ..........        141%          88%         87%         178%          181%

                       See Notes to Financial Statements.


108 Financial Highlights                                     EQ Advisors Trust

EQ/JANUS LARGE CAP GROWTH PORTFOLIO:




                                                                                   CLASS IA               CLASS IB
                                                                              ------------------ ---------------------------
                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                MARCH 25, 2002*  ---------------------------
                                                                                      TO
                                                                               DECEMBER 31, 2002      2002          2001
                                                                              ------------------ ------------- -------------
Net asset value, beginning of period ........................................   $      6.22        $   6.49      $   8.42
                                                                                -----------        --------      --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ...............................................             -#          (0.01)        (0.01)

 Net realized and unrealized loss on investments ............................        ( 1.69)          (1.96)        (1.92)
                                                                                -----------        --------      --------

 Total from investment operations ...........................................        ( 1.69)          (1.97)        (1.93)
                                                                                -----------        --------      --------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .......................................             -               -             -#

 Distributions from net realized gains ......................................             -               -             -#
                                                                                -----------        --------      --------

 Total dividends and distributions ..........................................             -               -             -
                                                                                -----------        --------      --------

Net asset value, end of period ..............................................   $      4.53        $   4.52      $   6.49
                                                                                ===========        ========      ========

Total return ................................................................        (27.17)%(b)     (30.35)%      (22.91)%
                                                                                ===========        ========      ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ...........................................   $        72        $161,566      $163,096

Ratio of expenses to average net assets after waivers .......................          0.90%(a)        1.15%         1.15%

Ratio of expenses to average net assets before waivers ......................          1.01%(a)        1.26%         1.29%

Ratio of net investment income (loss) to average net assets after waivers ...          0.03%(a)       (0.22)%       (0.27)%

Ratio of net investment income (loss) to average net assets before waivers ..         (0.08)%(a)      (0.33)%       (0.41)%

Portfolio turnover rate .....................................................            45%             45%           27%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ..........................   $         -#        $   0.01      $   0.01



                                                                                   CLASS IB
                                                                              -------------------
                                                                               SEPTEMBER 1, 2000*
                                                                                       TO
                                                                               DECEMBER 31, 2000
                                                                              -------------------
Net asset value, beginning of period ........................................    $     10.00
                                                                                 -----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ...............................................              -

 Net realized and unrealized loss on investments ............................          (1.57)
                                                                                 -----------

 Total from investment operations ...........................................          (1.57)
                                                                                 -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .......................................          (0.01)

 Distributions from net realized gains ......................................              -#
                                                                                 -----------

 Total dividends and distributions ..........................................          (0.01)
                                                                                 -----------

Net asset value, end of period ..............................................    $      8.42
                                                                                 ===========

Total return ................................................................         (15.70)%(b)
                                                                                 ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ...........................................    $    55,402

Ratio of expenses to average net assets after waivers .......................           1.15%(a)

Ratio of expenses to average net assets before waivers ......................           1.37%(a)

Ratio of net investment income (loss) to average net assets after waivers ...           0.65%(a)

Ratio of net investment income (loss) to average net assets before waivers ..           0.43%(a)

Portfolio turnover rate .....................................................              0%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ..........................    $         -#

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  109

EQ/J.P. MORGAN CORE BOND PORTFOLIO:




                                                                     CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $   10.77
                                                                    ---------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................          0.41

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.61
                                                                    ---------

 Total from investment operations .............................          1.02
                                                                    ---------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................         (0.43)

 Distributions from realized gains ............................         (0.17)
                                                                    ---------

 Total dividends and distributions ............................         (0.60)
                                                                    ---------

Net asset value, end of period ................................     $   11.19
                                                                    =========

Total return ..................................................          9.53%(b)
                                                                    =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................     $     131

Ratio of expenses to average net assets after waivers .........          0.55%(a)

Ratio of expenses to average net assets before waivers ........          0.55%(a)

Ratio of net investment income to average net assets after
  waivers .....................................................          4.77%(a)

Ratio of net investment income to average net assets before
  waivers .....................................................          4.77%(a)

Portfolio turnover rate .......................................           166%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................     $       -



                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                    2002         2001         2000          1999        1998**
                                                                ------------ ------------ ------------ ------------- -----------
Net asset value, beginning of period ..........................   $ 10.76      $ 10.51      $  9.92       $ 10.57     $ 10.00
                                                                  -------      -------      -------       -------     --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................      0.40         0.46         0.54          0.49        0.21

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      0.61         0.45         0.61         (0.66)       0.70
                                                                  -------      -------      -------       -------     --------

 Total from investment operations .............................      1.01         0.91         1.15         (0.17)       0.91
                                                                  -------      -------      -------       -------     --------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................     (0.41)       (0.46)       (0.56)        (0.48)       (0.22)

 Distributions from realized gains ............................     (0.17)       (0.20)           -             -        (0.12)
                                                                  -------     --------     --------       -------     --------

 Total dividends and distributions ............................     (0.58)       (0.66)       (0.56)        (0.48)       (0.34)
                                                                  -------     --------     --------       -------     --------

Net asset value, end of period ................................   $ 11.19      $ 10.76      $ 10.51       $  9.92     $  10.57
                                                                  =======     ========     ========       =======     ========

Total return ..................................................      9.52%        7.95%       11.55%       (1.64)%        9.02%
                                                                  =======     ========     ========       =======     ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................  $768,461     $429,056     $233,916     $156,581      $103,326

Ratio of expenses to average net assets after waivers .........      0.80%        0.80%        0.80%        0.80%         0.80%

Ratio of expenses to average net assets before waivers ........      0.80%        0.81%        0.81%        0.89%         1.03%

Ratio of net investment income to average net assets after
  waivers .....................................................      4.52%        5.18%        5.92%        5.53%         4.95%

Ratio of net investment income to average net assets before
  waivers .....................................................      4.52%        5.17%        5.91%        5.44%         4.72%

Portfolio turnover rate .......................................       166%         211%         185%         233%          428%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................   $     -     $      -#     $     -      $   0.01     $   0.01

                       See Notes to Financial Statements.


110 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/LAZARD SMALL CAP VALUE PORTFOLIO:




                                                                     CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $    9.25
                                                                    ---------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................          0.02

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.53
                                                                    ---------

 Total from investment operations .............................          0.55
                                                                    ---------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................         (0.04)

 Distributions from realized gains ............................             -
                                                                    ---------

 Total dividends and distributions ............................         (0.04)
                                                                    ---------

Net asset value, end of period ................................     $    9.76
                                                                    =========

Total return ..................................................          5.97%(b)
                                                                    =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................     $      57

Ratio of expenses to average net assets after waivers .........          0.85%(a)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.81%(a)

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.86%(a)

Ratio of net investment income to average net assets after
  waivers .....................................................          0.64%(a)

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          0.68%(a)

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.63%(a)

Portfolio turnover rate .......................................            86%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................     $      -#



                                                                                           CLASS IB
                                                                ---------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                     2002         2001         2000         1999       1998**
                                                                ------------- ------------ ------------ ----------- -----------
Net asset value, beginning of period ..........................   $  11.52      $ 10.76      $  9.32      $ 9.27      $ 10.00
                                                                  --------      -------      -------      ------      -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................       0.03         0.05         0.03        0.04         0.02

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      (1.61)        1.82         1.68        0.11        (0.72)
                                                                  --------      -------      -------      ------      -------

 Total from investment operations .............................      (1.58)        1.87         1.71        0.15        (0.70)
                                                                  --------      -------      -------      ------      -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................      (0.02)       (0.04)       (0.02)      (0.04)       (0.03)

 Distributions from realized gains ............................      (0.15)       (1.07)       (0.25)      (0.06)           -
                                                                  --------      -------      -------      ------      -------

 Total dividends and distributions ............................      (0.17)       (1.11)       (0.27)      (0.10)       (0.03)
                                                                  --------      -------      -------      ------      -------

Net asset value, end of period ................................   $   9.77      $ 11.52      $ 10.76      $ 9.32      $  9.27
                                                                  ========      =======      =======      ======      =======

Total return ..................................................     (13.87)%      17.74%       18.56%       1.66%       (7.03)%
                                                                  ========      =======      ========     ======      =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................   $298,035     $175,167     $107,433     $72,607      $51,046

Ratio of expenses to average net assets after waivers .........       1.10%        1.10%        1.12%       1.20%        1.20%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       1.06%        N/A          N/A          N/A        N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.11%        1.13%        1.15%       1.30%        1.54%

Ratio of net investment income to average net assets after
  waivers .....................................................       0.39%        0.54%        0.31%       0.48%        0.52%

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.43%        N/A          N/A          N/A        N/A

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.38%        0.51%        0.28%       0.39%        0.18%

Portfolio turnover rate .......................................         86%          91%          69%         48%          21%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................   $      -#      $    -#     $      -     $  0.01      $ 0.02

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  111

EQ/MARSICO FOCUS PORTFOLIO:




                                                                                     CLASS IA
                                                                               -------------------
                                                                                 OCTOBER 2, 2002*
                                                                                        TO
                                                                                DECEMBER 31, 2002
                                                                               -------------------
Net asset value, beginning of period .........................................    $    10.43
                                                                                  ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............................................             -#
  Net realized and unrealized gain (loss) ....................................
  on investments and foreign currency transactions ...........................         (0.36)
                                                                                  ----------
  Total from investment operations ...........................................         (0.36)
                                                                                  ----------
  LESS DISTRIBUTIONS:
  Distributions from realized gains ..........................................             -
                                                                                  ----------
Net asset value, end of period ...............................................    $    10.07
                                                                                  ==========
Total return .................................................................         (3.45)%(b)
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................    $       77
Ratio of expenses to average net assets after waivers ........................          0.90%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.85%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.08%(a)
Ratio of net investment loss to average net assets after waivers .............         (0.11)%(a)
Ratio of net investment loss to average net assets after waivers and fees
  paid indirectly ............................................................         (0.06)%(a)
Ratio of net investment loss to average net assets before waivers and fees
  paid indirectly ............................................................         (0.29)%(a)
Portfolio turnover rate. .....................................................           140%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment loss ...................................    $        -#



                                                                                              CLASS IB
                                                                               --------------------------------------
                                                                                                    AUGUST 31, 2001*
                                                                                    YEAR ENDED             TO
                                                                                DECEMBER 31, 2002   DECEMBER 31, 2001
                                                                               ------------------- ------------------
Net asset value, beginning of period .........................................      $  11.39          $    10.00
                                                                                    --------          ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............................................         (0.01)                  -#
  Net realized and unrealized gain (loss) ....................................
  on investments and foreign currency transactions ...........................         (1.30)               1.39
                                                                                    --------          ----------
  Total from investment operations ...........................................         (1.31)               1.39
                                                                                    --------          ----------
  LESS DISTRIBUTIONS:
  Distributions from realized gains ..........................................         (0.01)                  -
                                                                                    --------          ----------
Net asset value, end of period ...............................................      $  10.07          $    11.39
                                                                                    ========          ==========
Total return .................................................................        (11.51)%             13.90%(b)
                                                                                    ========          ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................      $ 203,596         $    9,292
Ratio of expenses to average net assets after waivers ........................          1.15%               1.15%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          1.10%           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.33%               3.59%(a)
Ratio of net investment loss to average net assets after waivers .............         (0.36)%             (0.13)%(a)
Ratio of net investment loss to average net assets after waivers and fees
  paid indirectly ............................................................         (0.31)%          N/A
Ratio of net investment loss to average net assets before waivers and fees
  paid indirectly ............................................................         (0.54)%             (2.57)%(a)
Portfolio turnover rate. .....................................................           140%                 22%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment loss ...................................      $   0.02          $        -

                       See Notes to Financial Statements.


112 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO:



                                                                     CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $   10.10
                                                                    ---------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................          0.04

 Net realized and unrealized gain (loss) on investments .......          1.24
                                                                    ---------

 Total from investment operations .............................          1.28
                                                                    ---------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................         (0.11)

 Distributions from realized gains ............................             -
                                                                    ---------

 Total dividends and distributions ............................         (0.11)
                                                                    ---------

Net asset value, end of period ................................     $   11.27
                                                                    =========

Total return ..................................................         12.54%(b)
                                                                    =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................     $      71

Ratio of expenses to average net assets after waivers .........          0.70%(a)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly. .......................................          0.69%(a)

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.70%(a)

Ratio of net investment income to average net assets after
  waivers .....................................................          0.97%(a)

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          0.98%(a)

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.97%(a)

Portfolio turnover rate .......................................            39%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................     $       -



                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                     2002         2001         2000         1999         1998
                                                                ------------- ------------ ------------ ------------ -----------
Net asset value, beginning of period ..........................   $  13.77      $ 13.85      $ 13.76      $ 12.36     $ 11.58
                                                                  --------      -------      -------      -------     -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................       0.08         0.10         0.21         0.17        0.12

 Net realized and unrealized gain (loss) on investments .......      (2.35)        0.65         1.33         2.15        1.21
                                                                  --------      -------      -------      -------     -------

 Total from investment operations .............................      (2.27)        0.75         1.54         2.32        1.33
                                                                  --------      -------      -------      -------     -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................      (0.08)        (0.10)      (0.21)       (0.18)      (0.12)

 Distributions from realized gains ............................      (0.13)        (0.73)      (1.24)       (0.74)      (0.43)
                                                                  --------      --------     --------     --------    -------

 Total dividends and distributions ............................      (0.21)        (0.83)      (1.45)       (0.92)      (0.55)
                                                                  --------      --------     --------     --------    -------

Net asset value, end of period ................................   $  11.29      $  13.77      $ 13.85      $ 13.76    $ 12.36
                                                                  ========      ========     ========     ========    =======

Total return ..................................................     (16.68)%        5.49%       11.81%       19.00%     11.59%
                                                                  ========      ========     ========     ========    =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................   $680,559      $613,150     $392,035     $300,467   $174,104

Ratio of expenses to average net assets after waivers .........       0.95%         0.95%        0.92%        0.85%      0.85%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly. .......................................       0.94%       N/A          N/A          N/A          N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       0.95%         0.95%        0.93%        0.96%      1.06%

Ratio of net investment income to average net assets after
  waivers .....................................................       0.72%         0.85%        1.56%        1.42%      1.41%

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.73%       N/A          N/A          N/A          N/A

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.72%         0.85%        1.55%        1.31%      1.20%

Portfolio turnover rate .......................................         39%           64%          81%          71%        83%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................   $      -      $      -#     $     -     $   0.01    $  0.02

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  113

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:




                                                                         CLASS IA
                                    -----------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,                      NOVEMBER 24, 1998*
                                    ----------------------------------------------------------            TO
                                         2002          2001          2000           1999           DECEMBER 31, 1998
                                    ------------- ------------- ------------- ---------------- ------------------------
Net asset value, beginning of
  period ..........................   $   13.82     $   20.91     $   27.40      $   16.04          $     14.18
                                      ---------     ---------     ---------      ---------          -----------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) ..........................       (0.02)         0.07          0.04           0.01                    -

 Net realized and unrealized
  gain (loss) on
  investments .....................       (4.70)        (7.16)        (5.13)         11.83                 1.86
                                      ---------     ---------     ---------      ---------          -----------

 Total from investment
  operations ......................       (4.72)        (7.09)        (5.09)         11.84                 1.86
                                      ---------     ---------     ---------      ---------          -----------

 LESS DISTRIBUTIONS:

 Distributions from realized
  gains ...........................           -            -#         (1.40)         (0.48)                   -
                                      ---------     ---------     ---------      ---------          -----------

Net asset value, end of period.....   $    9.10     $   13.82     $   20.91      $   27.40          $     16.04
                                      =========     =========     =========      =========          ===========

Total return ......................      (34.15)%      (33.89)%      (18.56)%        74.43%               13.12%(b)
                                      =========     =========     =========      =========          ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
  (000's) .........................   $  22,611     $  43,918     $  72,889      $  46,248          $     5,978

Ratio of expenses to average
  net assets after waivers ........     N/A             N/A            0.70%          0.60%(c)             0.60%(a)(c)

Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........        0.72%        N/A           N/A            N/A                N/A

Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........        0.73%         0.72%         0.70%          0.70%(c)             0.79%(a)(c)

Ratio of net investment
  income (loss) to average
  net assets after waivers ........     N/A             N/A            0.15%          0.09%(c)            (0.05)%(a)(c)

Ratio of net investment
  income (loss) to average
  net assets after waivers
  and fees paid indirectly ........       (0.16)%       N/A           N/A            N/A                N/A

Ratio of net investment
  income (loss) to average
  net assets before waivers
  and fees paid indirectly ........       (0.17)%        0.02%         0.14%          0.01%(c)            (0.24)%(a)(c)

Portfolio turnover rate ...........         110%          278%          203%           184%                  79%

Effect of voluntary expense
  limitation during the
  period:

Per share benefit to net
  investment income ...............   $       -     $       -     $       -      $    0.01          $         -



                                                                         CLASS IB
                                    ----------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------
                                         2002           2001            2000             1999              1998
                                    ------------- --------------- --------------- ----------------- ------------------
Net asset value, beginning of
  period ..........................   $  13.70       $   20.78       $   27.33       $   16.04         $    11.92
                                      --------       ---------       ---------       ---------         ----------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income
  (loss) ..........................      (0.05)          (0.04)          (0.02)          (0.02)             (0.03)

 Net realized and unrealized
  gain (loss) on
  investments .....................      (4.65)          (7.04)          (5.13)          11.79               4.15
                                      --------       ---------       ---------       ---------         ----------

 Total from investment
  operations ......................      (4.70)          (7.08)          (5.15)          11.77               4.12
                                      --------       ---------       ---------       ---------         ----------

 LESS DISTRIBUTIONS:

 Distributions from realized
  gains ...........................          -              -#           (1.40)          (0.48)                 -
                                      --------       ---------       ---------       ---------         ----------

Net asset value, end of period.....   $   9.00       $   13.70       $   20.78       $   27.33         $    16.04
                                      ========       =========       =========       =========         ==========

Total return ......................     (34.31)%        (34.06)%        (18.83)%         73.62%             34.57%
                                      ========       =========       =========       =========         ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
  (000's) .........................   $758,033       $1,363,276      $2,142,512      $1,665,635        $  461,307

Ratio of expenses to average
  net assets after waivers ........     N/A            N/A                0.95%            0.85%(c)          0.85%(c)

Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........       0.97%        N/A             N/A             N/A               N/A

Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........       0.98%           0.97%           0.95%           0.95%(c)           1.04%(c)

Ratio of net investment
  income (loss) to average
  net assets after waivers ........     N/A            N/A               (0.11)%         (0.16)%(c)         (0.30)%(c)

Ratio of net investment
  income (loss) to average
  net assets after waivers
  and fees paid indirectly ........      (0.41)%       N/A             N/A             N/A               N/A

Ratio of net investment
  income (loss) to average
  net assets before waivers
  and fees paid indirectly ........      (0.42)%         (0.23)%         (0.11)%         (0.26)%(c)         (0.49)%(c)

Portfolio turnover rate ...........        110%            278%            203%            184%                79%

Effect of voluntary expense
  limitation during the
  period:

Per share benefit to net
  investment income ...............   $      -       $       -       $       -       $    0.01         $     0.02

                       See Notes to Financial Statements.


114 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/MFS INVESTORS TRUST PORTFOLIO:




                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $      8.89
                                                                              -----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................          0.05

 Net realized and unrealized gain (loss) on investments ...................         (1.84)
                                                                              -----------

 Total from investment operations .........................................         (1.79)
                                                                              -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................         (0.06)
                                                                              -----------

Net asset value, end of period ............................................   $      7.04
                                                                              ===========

Total return ..............................................................        (20.11)%(b)
                                                                              ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................   $        79

Ratio of expenses to average net assets after waivers .....................          0.70%(a)

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.69%(a)

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.71%(a)

Ratio of net investment income to average net assets after waivers ........          0.77%(a)

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          0.78%(a)

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.76%(a)

Portfolio turnover rate ...................................................            70%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................   $         -#



                                                                                                  CLASS IB
                                                                            -----------------------------------------------------
                                                                                           YEAR ENDED DECEMBER 31,
                                                                            -----------------------------------------------------
                                                                                 2002          2001          2000       1999***
                                                                            ------------- ------------- ------------- -----------
Net asset value, beginning of period ......................................   $   8.97      $  10.72       $ 10.84     $ 10.00
                                                                              --------      --------       -------     --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ....................................................       0.04          0.04          0.04        0.04

 Net realized and unrealized gain (loss) on investments ...................      (1.93)        (1.75)        (0.12)       0.84
                                                                              --------      --------       -------     --------

 Total from investment operations .........................................      (1.89)        (1.71)        (0.08)       0.88
                                                                              --------      --------       -------     --------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .....................................      (0.04)        (0.04)        (0.04)       (0.04)
                                                                              --------      --------       -------     --------

Net asset value, end of period ............................................   $   7.04      $   8.97       $ 10.72     $  10.84
                                                                              ========      ========       =======     ========

Total return ..............................................................     (21.04)%      (15.97)%       (0.77)%       8.76%
                                                                              ========      ========       =======     ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................................   $201,141      $244,038       $223,078    $109,828

Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%         0.93%        0.85%

Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.94%       N/A           N/A           N/A

Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       0.96%         0.97%         0.96%        1.16%

Ratio of net investment income to average net assets after waivers ........       0.52%         0.48%         0.45%        0.80%

Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       0.53%       N/A           N/A           N/A

Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.51%         0.46%         0.42%        0.49%

Portfolio turnover rate ...................................................         70%           84%           65%          64%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...............................   $      -#      $     -#       $    -     $   0.01

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  115

EQ/MONEY MARKET PORTFOLIO(d):




                                                                CLASS IA
                                    ----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------
                                        2002         2001         2000         1999         1998
                                    ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  year ............................   $ 10.37      $ 10.33      $ 10.28      $ 10.22      $ 10.18
                                      -------      -------      -------      -------      -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............      0.16         0.39         0.64         0.51         0.53

 Net realized and unrealized
  gain (loss) on
  investments .....................         -#           -+           -            -            -
                                      --------     -------      -------     --------     --------

 Total from investment
  operations ......................      0.16         0.39         0.64         0.51         0.53
                                      -------      -------      -------     --------     --------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............     (0.15)       (0.35)       (0.59)       (0.45)       (0.49)
                                      -------      -------      -------     --------     --------

Net asset value, end of year ......   $ 10.38      $ 10.37      $ 10.33      $ 10.28      $ 10.22
                                      =======      =======      =======     ========     ========

Total return ......................      1.54%        3.82%        6.24%        4.96%        5.34%
                                      =======      =======      =======     ========     ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
  (000's) .........................  $834,792     $860,719     $893,097     $883,988     $723,311

Ratio of expenses to average
  net assets ......................      0.39%        0.40%        0.40%        0.37%        0.37%

Ratio of net investment
  income to average net
  assets ..........................      1.48%        3.80%        6.02%        4.91%        5.13%



                                                                 CLASS IB
                                    -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------------
                                         2002           2001          2000         1999         1998
                                    -------------- -------------- ------------ ------------ -----------
Net asset value, beginning of
  year ............................   $   10.32      $   10.28      $ 10.25      $ 10.21     $ 10.17
                                      ---------      ---------      -------      -------     -------

 INCOME FROM INVESTMENT
  OPERATIONS:

 Net investment income ............        0.12           0.31         0.61         0.49        0.49

 Net realized and unrealized
  gain (loss) on
  investments .....................        0.01           0.06+       (0.01)       (0.01)       0.02
                                      ---------      ---------      -------      -------     -------

 Total from investment
  operations ......................        0.13           0.37         0.60         0.48        0.51
                                      ---------      ---------      -------      -------     -------

 LESS DISTRIBUTIONS:

 Dividends from net
  investment income ...............       (0.13)         (0.33)       (0.57)       (0.44)      (0.47)
                                      ---------      ---------      -------      -------     -------

Net asset value, end of year ......   $   10.32      $   10.32      $ 10.28      $ 10.25     $ 10.21
                                      =========      =========      =======      =======     =======

Total return ......................        1.21%          3.63%        5.99%        4.71%       5.08%
                                      =========      =========      =======      =======     =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
  (000's) .........................  $1,209,341     $1,155,159     $677,333     $559,713    $386,718

Ratio of expenses to average
  net assets ......................        0.64%          0.65%        0.65%        0.62%       0.62%

Ratio of net investment
  income to average net
  assets ..........................        1.23%          3.38%        5.78%        4.68%       4.82%

                       See Notes to Financial Statements.


116 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:




                                                                     CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $    8.41
                                                                    ---------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................          0.04

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.68
                                                                    ---------

 Total from investment operations .............................          0.72
                                                                    ---------

 LESS DISTRIBUTIONS:

 Dividends from net investment income. ........................         (0.16)

 Distributions from realized gains ............................             -
                                                                    ---------

 Total dividends and distributions ............................         (0.16)
                                                                    ---------

Net asset value, end of period ................................     $    8.97
                                                                    =========

Total return ..................................................          8.55%(b)
                                                                    =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................     $      53

Ratio of expenses to average net assets after waivers .........          0.70%(a)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.69%(a)

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.70%(a)

Ratio of net investment income to average net assets after
  waivers .....................................................          1.54%(a)

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          1.55%(a)

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          1.54%(a)

Portfolio turnover rate .......................................            42%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................     $       -



                                                                                             CLASS IB
                                                                ------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                     2002          2001         2000          1999         1998
                                                                ------------- ------------- ------------ ------------- -----------
Net asset value, beginning of period ..........................   $  11.28       $ 12.22      $ 11.56       $ 12.77     $ 11.52
                                                                  --------       -------      -------       -------     --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................       0.13          0.11         0.12          0.16        0.11

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      (2.28)        (0.94)        0.66         (0.34)       1.35
                                                                  --------       -------      -------       -------     --------

 Total from investment operations .............................      (2.15)        (0.83)        0.78         (0.18)       1.46
                                                                  --------       -------      -------       -------     --------

 LESS DISTRIBUTIONS:

 Dividends from net investment income. ........................      (0.14)        (0.11)       (0.12)       (0.16)       (0.11)

 Distributions from realized gains ............................          -             -            -        (0.87)       (0.10)
                                                                  --------       -------      --------      -------     --------

 Total dividends and distributions ............................      (0.14)        (0.11)       (0.12)       (1.03)       (0.21)
                                                                  --------       -------      --------      -------     --------

Net asset value, end of period ................................   $   8.99       $ 11.28      $  12.22      $ 11.56     $ 12.77
                                                                  ========       =======      ========      =======     ========

Total return ..................................................     (19.07)%       (6.73)%        6.69%       (1.27)%      12.75%
                                                                  ========       =======      ========      =======     ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................   $470,799       $589,382     $564,610     $544,271    $460,744

Ratio of expenses to average net assets after waivers .........       0.95%         0.95%         0.92%        0.85%        0.85%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       0.94%       N/A           N/A          N/A           N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       0.95%         0.95%         0.92%        0.95%        1.04%

Ratio of net investment income to average net assets after
  waivers .....................................................       1.29%         1.01%         1.05%        1.29%        1.30%

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       1.30%       N/A           N/A          N/A           N/A

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       1.29%         1.01%         1.05%        1.19%        1.11%

Portfolio turnover rate .......................................         42%           89%           87%          77%          74%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................   $      -#       $    -#      $     -      $  0.01      $  0.02

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  117

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO(l):




                                                                     CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................   $     10.52
                                                                  -----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................          0.07

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions. ..............................         (1.85)
                                                                  -----------

 Total from investment operations .............................         (1.78)
                                                                  -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................         (0.08)

 Distributions from realized gains ............................             -
                                                                  -----------

 Total dividends and distributions ............................         (0.08)

Net asset value, end of period ................................   $      8.66
                                                                  ===========

Total return ..................................................        (16.90)%(b)
                                                                  ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................   $       108

Ratio of expenses to average net assets after waivers .........          1.00%(a)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.99%(a)

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          1.05%(a)

Ratio of net investment income to average net assets after
  waivers .....................................................          1.00%(a)

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          1.01%(a)

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................           0.95%(a)

Portfolio turnover rate .......................................             55%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................   $          -#



                                                                                             CLASS IB
                                                                ------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                     2002          2001          2000         1999         1998
                                                                ------------- ------------- ------------- ------------ -----------
Net asset value, beginning of period ..........................   $  10.46      $  13.44      $  19.35      $ 13.01     $ 10.89
                                                                  --------      --------      --------      -------     --------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................       0.06          0.08          0.27         0.07        0.05

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions. ..............................      (1.80)        (2.98)        (2.71)        7.69        2.07
                                                                  --------      --------      --------      -------     --------

 Total from investment operations .............................      (1.74)        (2.90)        (2.44)        7.76        2.12
                                                                  --------      --------      --------      -------     --------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................      (0.06)        (0.06)        (0.19)       (0.35)          -

 Distributions from realized gains ............................          -         (0.02)        (3.28)       (1.07)          -
                                                                  --------      --------      --------      -------     --------

 Total dividends and distributions ............................      (0.06)        (0.08)        (3.47)       (1.42)          -

Net asset value, end of period ................................   $   8.66      $  10.46      $  13.44      $ 19.35     $ 13.01
                                                                  ========      ========      ========      =======     ========

Total return ..................................................     (16.61)%      (21.55)%      (12.33)%      60.24%      19.51%
                                                                  ========      ========      ========      =======     ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................   $454,735      $299,090      $357,232     $299,159    $143,721

Ratio of expenses to average net assets after waivers .........       1.25%         1.25%         1.23%        1.20%       1.20%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       1.24%       N/A           N/A           N/A          N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.30%         1.39%         1.27%        1.26%       1.46%

Ratio of net investment income to average net assets after
  waivers .....................................................       0.75%         0.66%         1.01%        0.54%       0.64%

Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.76%       N/A           N/A           N/A          N/A

Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.70%         0.52%         0.98%        0.48%       0.38%

Portfolio turnover rate .......................................         55%           76%          112%         119%         94%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................   $      -#      $   0.02      $   0.01     $  0.01     $  0.02

                       See Notes to Financial Statements.


118 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

EQ/PUTNAM VOYAGER PORTFOLIO:


                                                                    CLASS IA
                                                               ------------------
                                                                OCTOBER 2, 2002*
                                                                       TO
                                                                DECEMBER 31, 2002
                                                               ------------------
Net asset value, beginning of period .........................     $    9.28
                                                                   ---------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................          0.01

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................          0.31
                                                                   ---------

 Total from investment operations ............................          0.32
                                                                   ---------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................         (0.04)

 Distributions from realized gains ...........................             -
                                                                   ---------

 Total dividends and distributions ...........................         (0.04)
                                                                   ---------

Net asset value, end of period ...............................     $    9.56
                                                                   =========

Total return .................................................          3.46%(b)
                                                                   =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................     $      51

Ratio of expenses to average net assets after waivers ........          0.70%(a)

Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................          0.67%(a)

Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................          0.77%(a)

Ratio of net investment income (loss) to average net assets
  after waivers ..............................................          0.33%(a)

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................          0.36%(a)

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................          0.26%(a)

Portfolio turnover rate ......................................           147%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........     $      -#



                                                                                      CLASS IB
                                                               -------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2002          2001          2000          1999
                                                               ------------- ------------- ------------- -------------
Net asset value, beginning of period .........................   $  13.03      $  17.24      $  21.41       $ 16.79
                                                                 --------      --------      --------       -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................       0.01            -#         (0.04)        (0.03)

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................      (3.45)        (4.21)        (3.70)         5.09
                                                                 --------      --------      --------       -------

 Total from investment operations ............................      (3.44)        (4.21)        (3.74)         5.06
                                                                 --------      --------      --------       -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................      (0.01)            -             -             -

 Distributions from realized gains ...........................          -             -         (0.43)        (0.44)
                                                                 --------      --------      --------       -------

 Total dividends and distributions ...........................      (0.01)            -         (0.43)        (0.44)
                                                                 --------      --------      --------       -------

Net asset value, end of period ...............................   $   9.58      $  13.03      $  17.24       $ 21.41
                                                                 ========      ========      ========       =======

Total return .................................................     (26.39)%      (24.42)%      (17.79)%       30.24%
                                                                 ========      ========      ========       =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................   $199,462      $299,380      $397,968       $384,175

Ratio of expenses to average net assets after waivers ........       0.95%         0.95%         0.95%         0.93%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................       0.92%       N/A           N/A           N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.02%         0.98%         0.97%         0.98%

Ratio of net investment income (loss) to average net assets
  after waivers ..............................................       0.08%        (0.02)%       (0.25)%       (0.20)%

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................       0.11%       N/A           N/A           N/A

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................       0.01%        (0.05)%       (0.23)%       (0.25)%

Portfolio turnover rate ......................................        147%           95%           81%           76%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........   $   0.01      $   0.01      $      -       $  0.01



                                                                 CLASS IB
                                                               -------------
                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    1998
                                                               -------------
Net asset value, beginning of period .........................    $ 12.33
                                                                  -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income (loss) ................................       0.01

 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................       4.46
                                                                  -------

 Total from investment operations ............................       4.47
                                                                  -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income ........................      (0.01)

 Distributions from realized gains ...........................          -
                                                                  -------

 Total dividends and distributions ...........................      (0.01)
                                                                  -------

Net asset value, end of period ...............................    $ 16.79
                                                                  =======

Total return .................................................      36.27%
                                                                  =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ............................    $175,015

Ratio of expenses to average net assets after waivers ........       0.85%

Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................     N/A

Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.09%

Ratio of net investment income (loss) to average net assets
  after waivers ..............................................       0.14%

Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................     N/A

Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................      (0.10)%

Portfolio turnover rate ......................................         64%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income (loss) ...........    $  0.02

                       See Notes to Financial Statements.


EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  119

EQ/SMALL COMPANY INDEX PORTFOLIO:




                                                                      CLASS IA
                                                                -------------------
                                                                  MARCH 25, 2002*
                                                                         TO
                                                                    DECEMBER 31,
                                                                        2002
                                                                -------------------
Net asset value, beginning of period ..........................    $      9.32
                                                                   -----------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................           0.05

 Net realized and unrealized gain (loss) on investments .......          (2.12)
                                                                   -----------

 Total from investment operations .............................          (2.07)
                                                                   -----------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................          (0.06)

 Distributions from realized gains ............................              -
                                                                   -----------

 Total dividends and distributions ............................          (0.06)
                                                                   -----------

Net asset value, end of period ................................    $      7.19
                                                                   ===========

Total return ..................................................         (22.23)%(b)
                                                                   ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................    $        87

Ratio of expenses to average net assets after waivers .........           0.60%(a)

Ratio of expenses to average net assets before waivers ........           0.60%(a)

Ratio of net investment income to average net assets after
  waivers .....................................................           0.91%(a)

Ratio of net investment income to average net assets before
  waivers .....................................................           0.91%(a)

Portfolio turnover rate .......................................             29%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................    $         -



                                                                                          CLASS IB
                                                                -------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                     2002         2001        2000        1999       1998**
                                                                ------------- ----------- ----------- ----------- -----------
Net asset value, beginning of period ..........................   $    9.15     $ 9.03      $ 10.85     $  9.56     $ 10.00
                                                                  ---------     ------      -------     -------     -------

 INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ........................................        0.04       0.06         0.09        0.09        0.07

 Net realized and unrealized gain (loss) on investments .......       (1.96)      0.13        (0.55)       1.85       (0.30)
                                                                  ---------     ------      -------     -------     -------

 Total from investment operations .............................       (1.92)      0.19        (0.46)       1.94       (0.23)
                                                                  ---------     ------      -------     -------     -------

 LESS DISTRIBUTIONS:

 Dividends from net investment income .........................       (0.04)      (0.05)      (0.08)      (0.09)      (0.07)

 Distributions from realized gains ............................           -       (0.02)      (1.28)      (0.56)      (0.14)
                                                                  ---------     -------     -------     -------     -------

 Total dividends and distributions ............................       (0.04)      (0.07)      (1.36)      (0.65)      (0.21)
                                                                  ---------     -------     -------     -------     -------

Net asset value, end of period ................................   $    7.19     $  9.15      $ 9.03     $ 10.85     $  9.56
                                                                  =========     =======     =======     =======     =======

Total return ..................................................      (20.96)%      2.12%      (3.43)%     20.68%      (2.27)%
                                                                  =========     =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .............................   $  99,391     $82,203     $72,747     $59,931     $32,609

Ratio of expenses to average net assets after waivers .........        0.85%       0.82%       0.75%       0.71%       0.60%

Ratio of expenses to average net assets before waivers ........        0.85%       0.82%       0.93%       1.20%       1.81%

Ratio of net investment income to average net assets after
  waivers .....................................................        0.66%       0.74%       0.73%       1.11%       1.18%

Ratio of net investment income to average net assets before
  waivers .....................................................        0.66%       0.73%       0.55%       0.62%      (0.03)%

Portfolio turnover rate .......................................          29%         36%         59%         59%         35%

Effect of voluntary expense limitation during the period:

 Per share benefit to net investment income ...................   $       -     $     -#     $  0.02     $  0.04     $  0.07

---------
*     Commencement of Operations

**    Commenced operations on January 1, 1998.

***   Commenced operations on January 1, 1999.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#     Per share amount is less than $0.01.

(a)   Annualized

(b)   Total return is not annualized.

(c) Reflects overall portfolio ratios for investment income and non- class specific expense.

(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(e) Net investment income and capital changes per share are based on monthly average shares outstanding.

(f) On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio. Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.

(g) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.

(h) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.

(i) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.




                       See Notes to Financial Statements.

120 FINANCIAL HIGHLIGHTS                                     EQ Advisors Trust

(j) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.

(k) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(l) On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price International Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Putnam International Equity Portfolio.

(m) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.

(n) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.

















































                       See Notes to Financial Statements.

EQ Advisors Trust                                    FINANCIAL HIGHLIGHTS  121

------------------------------------------------------------------------------

If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents, which are available, free of charge by calling our toll-free number at 1-800-528-0204:


ANNUAL AND SEMI-ANNUAL REPORTS

The Annual and Semi-Annual Reports include more information about the Trust's performance and are available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated May 1, 2003, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-888-292-4492.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File Number: 811-07953